UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 11.96%
Accredited Mortgage Loan Trust
2005-3, 1.010%, 09/25/2035 (a)	$188,000	$164,596
Aegis Asset Backed Securities Trust
2005-3, 1.072%, 08/25/2035 (a)	330,000	293,674
American Airlines Trust
2014-1, 4.375%, 10/01/2022	427,109	425,507
American Express Credit Account Master Trust
2014-1, 0.908%, 12/15/2021 (a)	300,000	300,916
American Express Issuance Trust II
2013-2, 0.968%, 08/15/2019 (a)	110,000	110,480
AmeriCredit Automobile Receivables Trust
2013-1, 1.570%, 01/08/2019	20,284	20,300
2013-5, 2.290%, 11/08/2019	260,000	261,303
Ameriquest Mortgage Securities, Inc.
2003-10, 1.294%, 12/25/2033 (a)	142,349	139,034
2004-R2, 1.224%, 04/25/2034 (a)	128,448	127,438
2005-R5, 1.082%, 07/25/2035 (a)	120,000	111,203
2005-R7, 1.092%, 09/25/2035 (a)	150,000	141,479
Argent Securities, Inc.
2005-W2, 1.082%, 10/25/2035 (a)	420,000	358,872
ARL Second LLC
2014-1A, 3.970%, 06/15/2044 (b)	350,000	331,202
Asset Backed Funding Certificates
2004-OPT3, 1.372%, 11/25/2033 (a)	488,999	469,014
BA Credit Card Trust
2014-3A, 0.828%, 01/15/2020 (a)	295,000	295,350
Barclays Dryrock Issuance Trust
2014-2, 0.902%, 03/16/2020 (a)	275,000	275,189
Cabela's Credit Card Master Note Trust
2014-2, 0.989%, 07/15/2022 (a)	203,000	202,975
CarFinance Capital Auto Trust
2015-1A, 1.750%, 06/15/2021 (b)	59,093	59,156
Carrington Mortgage Loan Trust
2005-OPT2, 1.567%, 05/25/2035 (a)	100,000	92,351
2005-NC3, 1.052%, 06/25/2035 (a)	258,121	252,247
2005-NC5, 1.064%, 10/25/2035 (a)	280,000	259,406
2006-NC1, 0.902%, 01/25/2036 (a)	380,000	348,865
2006-RFC1, 0.742%, 05/25/2036 (a)	133,286	131,740
Centex Home Equity Loan Trust
2005-D, 1.072%, 10/25/2035 (a)	435,000	398,751
Chase Issuance Trust
2016-7A, 1.060%, 09/16/2019	1,526,000	1,524,834
2014-5A, 0.908%, 04/15/2021 (a)	635,000	637,968
Chrysler Capital Auto Receivables Trust
2014-A, 2.640%, 07/15/2021 (b)	350,000	347,979
CIT Equipment Collateral
2014-VT1, 1.500%, 10/21/2019 (b)	316,966	317,183
Citi Held For Asset Issuance
2015-PM1, 1.850%, 12/15/2021 (b)	20,864	20,859
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,470,596
Citigroup Mortgage Loan Trust, Inc.
2005-OPT3, 1.312%, 05/25/2035 (a)	325,000	310,825
2005-HE2, 1.342%, 05/25/2035 (a)(b)	41,435	41,375
2006-WFHE4, 0.864%, 11/25/2036 (a)	227,000	196,236
CLI Funding LLC
2013-1A, 2.830%, 03/20/2028 (b)	123,467	118,347
2013-2A, 3.220%, 06/18/2028 (b)	78,325	75,289
2014-1A, 3.290%, 06/18/2029 (b)	173,599	166,499
CPS Auto Receivables Trust
2014-C, 1.310%, 02/15/2019 (b)	54,009	54,004
CWABS, Inc.
2004-5, 1.092%, 10/25/2034 (a)	442,403	417,885
2005-AB1, 1.222%, 08/25/2035 (a)	150,000	146,381

Discover Card Execution Note Trust
2013-A6, 0.985%, 04/15/2021 (a)	1,000,000	1,005,046
DT Auto Owner Trust
2014-2A, 2.460%, 01/15/2020 (b)	57,276	57,377
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	520,663	519,751
Element Rail Leasing II LLC
2015-1A, 3.585%, 02/19/2045 (b)	440,000	423,881
Ellington Loan Acquisition Trust
2007-2, 1.692%, 05/25/2037 (a)(b)	215,753	209,356
EquiFirst Mortgage Loan Trust
2003-2, 1.667%, 09/25/2033 (a)	452,174	445,665
Fieldstone Mortgage Investment Trust
2005-1, 1.717%, 03/25/2035 (a)	186,584	175,142
First Franklin Mortgage Loan Trust
2005-FF1, 1.327%, 12/25/2034 (a)	119,447	116,413
2004-FFH4, 2.167%, 01/25/2035 (a)	95,000	94,396
Flagship Credit Auto Trust
2014-1, 2.550%, 02/18/2020 (b)	65,000	65,137
2015-2, 1.980%, 10/15/2020 (b)	296,551	296,110
Ford Credit Auto Owner Trust
2015, 2.120%, 07/15/2026 (b)	210,000	211,549
Fremont Home Loan Trust
2005-2, 1.342%, 06/25/2035 (a)	330,000	291,975
Global SC Finance II SRL
2013-1A, 2.980%, 04/17/2028 (b)	160,417	153,415
2014-1A, 3.190%, 07/17/2029 (b)	191,667	183,103
GSAA Home Equity Trust
2005-5, 2.259%, 02/25/2035 (a)	420,000	377,700
GSAMP Trust
2002-HE2, 5.062%, 10/20/2032 (a)	221,825	223,943
2005-HE6, 1.032%, 11/25/2035 (a)	350,000	345,129
Home Equity Asset Trust
2005-8, 1.022%, 02/25/2036 (a)	114,000	111,956
Home Equity Mortgage Loan Asset-Backed Trust
2005-B, 1.082%, 08/25/2035 (a)	175,000	169,896
2005-D, 0.942%, 03/25/2036 (a)	115,000	109,610
Home Equity Mortgage Trust
2004-5, 2.192%, 02/25/2035 (a)	55,842	54,876
HSI Asset Securitization Corp. Trust
2006-OPT2, 0.982%, 01/25/2036 (a)	390,000	356,742
JP Morgan Mortgage Acquisition Trust
2007-CH1, 0.814%, 11/25/2036 (a)	310,000	283,787
Long Beach Mortgage Loan Trust
2005-1, 1.462%, 02/25/2035 (a)	185,000	171,691
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 1.792%, 05/25/2033 (a)	273,342	267,230
2004-NC8, 1.502%, 09/25/2034 (a)	362,736	352,901
2005-HE3, 1.567%, 07/25/2035 (a)	392,010	371,033
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.717%, 05/25/2032 (a)	118,844	114,438
Navient Student Loan Trust
2016-6, 1.000%, 03/25/2066 (a)(b)	560,000	560,370
New Century Home Equity Loan Trust
2005-B, 0.992%, 10/25/2035 (a)	175,665	173,930
Newcastle Mortgage Securities Trust
2006-1, 0.872%, 03/25/2036 (a)	71,864	71,379
OneMain Financial Issuance Trust
2014-1A, 2.430%, 06/18/2024 (b)	158,815	158,896
2014-2A, 2.470%, 09/18/2024 (b)	120,697	120,934
2015-2A, 2.570%, 07/18/2025 (b)	500,000	500,323
2015-1A, 3.190%, 03/18/2026 (b)	255,000	257,333
2016-2A, 4.100%, 03/20/2028	1,005,000	1,028,306
Popular ABS Mortgage Pass-Through Trust
2005-2, 0.852%, 04/25/2035 (a)	175,996	171,463
RAMP Trust
2005-RZ1, 1.222%, 10/25/2034 (a)	232,064	215,215
2005-RZ2, 1.152%, 05/25/2035 (a)	330,000	305,346
2005-RS7, 1.092%, 07/25/2035 (a)	380,000	360,419
2006-RZ3, 0.942%, 08/25/2036 (a)	280,000	230,343
RASC Trust
2005-EMX2, 1.242%, 07/25/2035 (a)	177,357	155,980

2005-KS6, 1.242%, 07/25/2035 (a)	325,000	306,685
2005-KS12, 1.052%, 01/25/2036 (a)	390,000	342,191
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	50,837	50,932
2013-5, 2.250%, 06/17/2019	259,904	260,934
2014-2, 2.330%, 11/15/2019	195,000	196,224
2013-4, 3.250%, 01/15/2020	254,850	256,690
2014-1, 2.360%, 04/15/2020	295,019	296,402
2014-3, 2.130%, 08/17/2020	285,000	286,338
Securitized Asset Backed Receivables LLC
2006-OP1, 0.982%, 10/25/2035 (a)	146,000	131,928
SoFi Professional Loan Program LLC
2014-A, 2.184%, 06/25/2025 (a)(b)	73,959	75,015
Soundview Home Loan Trust
2005-OPT1, 1.267%, 06/25/2035 (a)	525,000	488,387
2005-OPT3, 1.062%, 11/25/2035 (a)	405,000	362,097
2006-1, 0.892%, 02/25/2036 (a)	280,000	265,396
2005-4, 1.062%, 03/25/2036 (a)	495,000	446,535
2007-1, 0.762%, 03/25/2037 (a)	475,134	457,437
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024 (b)	335,000	337,459
Structured Asset Investment Loan Trust
2004-6, 1.392%, 07/25/2034 (a)	214,439	207,848
2004-8, 1.142%, 09/25/2034 (a)	216,516	200,787
Structured Asset Securities Corp.
2005-WF1, 1.252%, 02/25/2035 (a)	711,616	650,351
2005-NC1, 1.112%, 02/25/2035 (a)	440,000	403,278
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 1.022%, 05/25/2035 (a)	149,993	147,749
2006-AM1, 0.752%, 04/25/2036 (a)	108,185	105,629
Synchrony Credit Card Master Note Trust
2014-1, 1.610%, 11/15/2020	425,000	426,297
TAL Advantage V LLC
2014-2, 3.330%, 05/20/2039 (b)	142,706	138,252
Textainer Marine Containers III Ltd.
2014-1A, 3.270%, 10/20/2039 (b)	110,833	106,367
Trinity Rail Leasing 2012 LLC
2013-1A, 3.898%, 07/15/2043 (b)	107,956	104,313
UAL Pass Through Trust
2007-1, 6.636%, 07/02/2022	246,257	261,956
United Auto Credit Securitization Trust
2015-1, 2.250%, 06/17/2019 (b)	39,910	39,936
Verizon Owner Trust
2016-2, 1.680%, 05/20/2021 (b)	510,000	509,548
Westlake Automobile Receivables Trust
2014-1A, 1.700%, 11/15/2019 (b)	3,671	3,672
TOTAL ASSET-BACKED SECURITIES (Cost $31,642,708)		32,153,426

CORPORATE BONDS - 25.46%
Ambulatory Health Care Services - 0.16%
HealthSouth Corp.
5.750%, 09/15/2025	420,000	421,050
Banks - 0.24%
M&T Bank Corp.
5.125%, 12/29/2049 (a)	675,000	650,531
Beverage and Tobacco Product Manufacturing - 1.18%
Altria Group, Inc.
2.625%, 09/16/2026	500,000	475,802
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	1,000,000	1,004,435
3.650%, 02/01/2026	835,000	843,115
4.900%, 02/01/2046	435,000	467,253
Molson Coors Brewing Co.
3.000%, 07/15/2026	405,000	382,335
		3,172,940
Broadcasting (except Internet) - 0.55%
Sirius XM Radio, Inc.
5.375%, 07/15/2026 (b)	160,000	159,200
Viacom, Inc.
3.875%, 04/01/2024	315,000	316,199
3.450%, 10/04/2026	1,035,000	991,155
		1,466,554

Building Material and Garden Equipment and Supplies Dealers - 0.17%
Home Depot, Inc.
2.625%, 06/01/2022	455,000	456,773
Capital Goods - 0.19%
General Electric Co.
5.000%, 12/29/2049 (a)	504,000	517,230
Chemical Manufacturing - 1.21%
Abbott Laboratories
4.900%, 11/30/2046	1,085,000	1,098,451
AbbVie, Inc.
3.200%, 11/06/2022	45,000	45,064
4.450%, 05/14/2046	605,000	569,753
Dow Chemical Co.
4.625%, 10/01/2044	40,000	39,547
EMD Finance LLC
2.400%, 03/19/2020 (b)	1,150,000	1,149,224
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	348,560
		3,250,599
Clothing and Clothing Accessories Stores - 0.07%
L Brands, Inc.
6.875%, 11/01/2035	200,000	201,000
Computer and Electronic Product Manufacturing - 1.05%
Apple, Inc.
4.650%, 02/23/2046	405,000	429,681
Diamond 1 Finance Corp.
4.420%, 06/15/2021 (b)	990,000	1,019,727
5.450%, 06/15/2023 (b)	585,000	611,006
6.020%, 06/15/2026 (b)	525,000	553,292
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	231,000	218,340
		2,832,046
Credit Intermediation and Related Activities - 6.49%
Ally Financial, Inc.
3.250%, 09/29/2017	90,000	91,069
American Express Co.
5.200%, 05/29/2049 (a)	190,000	185,250
4.900%, 12/29/2049 (a)	340,000	323,000
Bank of America Corp.
1.716%, 04/01/2019 (a)	320,000	322,159
3.300%, 01/11/2023	465,000	465,812
4.200%, 08/26/2024	465,000	473,556
4.000%, 01/22/2025	435,000	435,736
3.950%, 04/21/2025	805,000	800,998
3.500%, 04/19/2026	400,000	395,728
Bank of New York Mellon Corp.
4.625%, 12/29/2049 (a)	440,000	403,700
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	606,529
Citigroup, Inc.
2.700%, 03/30/2021	1,310,000	1,309,728
4.050%, 07/30/2022	65,000	67,205
3.875%, 03/26/2025	375,000	373,273
4.400%, 06/10/2025	800,000	818,695
4.600%, 03/09/2026	170,000	175,554
3.200%, 10/21/2026	485,000	465,802
4.300%, 11/20/2026	205,000	206,954
8.125%, 07/15/2039	206,000	303,590
5.800%, 11/29/2049 (a)	325,000	323,781
Discover Financial Services
3.750%, 03/04/2025	485,000	471,780
Ford Motor Credit Co. LLC
1.724%, 12/06/2017	200,000	199,818
1.816%, 01/09/2018 (a)	300,000	300,423
3.157%, 08/04/2020	300,000	301,478
3.336%, 03/18/2021	545,000	547,023
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	35,761
3.700%, 11/24/2020	895,000	907,854
3.200%, 07/06/2021	625,000	618,508
4.300%, 07/13/2025	480,000	472,769
4.000%, 10/06/2026	775,000	740,107

HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	510,586
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,223,873
3.875%, 09/10/2024	265,000	268,606
Regions Bank
2.250%, 09/14/2018	250,000	250,909
SunTrust Bank
3.300%, 05/15/2026	1,295,000	1,256,182
Wells Fargo & Co.
5.900%, 12/29/2049 (a)	620,000	624,030
Wells Fargo Capital X
5.950%, 12/01/2036	165,000	176,138
		17,453,964
Data Processing, Hosting and Related Services - 0.74%
Hewlett Packard Enterprise Co.
4.650%, 10/15/2022 (b)	1,185,000	1,264,800
5.150%, 10/15/2025 (b)	705,000	722,432
		1,987,232
Diversified Financials - 0.17%
Capital One Financial Co.
5.550%, 12/29/2049 (a)	460,000	457,470
Educational Services - 0.03%
George Washington University
3.485%, 09/15/2022	75,000	77,907
Food and Beverage Stores - 0.09%
SUPERVALU, Inc.
7.750%, 11/15/2022	250,000	248,750
Food Manufacturing - 0.27%
Kraft Heinz Foods Co.
3.500%, 07/15/2022	365,000	374,319
4.375%, 06/01/2046	365,000	348,483
		722,802
Funds, Trusts, and Other Financial Vehicles - 0.12%
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	270,000	264,703
Sabra Health Care LP
5.375%, 06/01/2023	65,000	65,000
		329,703
Health and Personal Care Stores - 0.09%
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	230,000	230,504
Hospitals - 0.09%
HCA, Inc.
4.750%, 05/01/2023	250,000	252,500
Insurance Carriers and Related Activities - 1.14%
Aetna, Inc.
2.800%, 06/15/2023	301,000	294,640
Aflac, Inc.
2.875%, 10/15/2026	500,000	479,765
American International Group, Inc.
3.300%, 03/01/2021	674,000	692,414
3.900%, 04/01/2026	646,000	656,898
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (b)	165,000	164,175
Prudential Financial, Inc.
5.200%, 03/15/2044 (a)	340,000	339,150
Unum Group
3.000%, 05/15/2021	125,000	125,156
Voya Financial, Inc.
5.650%, 05/15/2053 (a)	305,000	300,806
		3,053,004
Merchant Wholesalers, Durable Goods - 0.31%
HP, Inc.
4.650%, 12/09/2021	785,000	836,442
Miscellaneous Manufacturing - 0.05%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,690
Nonstore Retailers - 0.06%
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	161,600

Oil and Gas Extraction - 1.19%
Apache Corp.
4.750%, 04/15/2043	350,000	347,596
Continental Resources, Inc.
5.000%, 09/15/2022	357,000	357,446
Devon Energy Corp.
5.000%, 06/15/2045	272,000	254,762
Enterprise Products Operating LLC
3.900%, 02/15/2024	400,000	409,226
Hess Corp.
4.300%, 04/01/2027	505,000	480,143
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	580,195
6.000%, 03/01/2041	40,000	42,135
Plains All American Pipeline LP
4.500%, 12/15/2026	745,000	737,168
		3,208,671
Petroleum and Coal Products Manufacturing - 0.01%
Marathon Petroleum Corp.
5.000%, 09/15/2054	22,000	17,299
Pipeline Transportation - 0.84%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	220,000	224,400
Enbridge Energy Partners LP
7.375%, 10/15/2045	250,000	305,884
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	258,240
6.500%, 02/01/2042	375,000	390,817
Kinder Morgan Energy Partners LP
4.250%, 09/01/2024	365,000	366,790
6.500%, 09/01/2039	325,000	338,215
5.500%, 03/01/2044	155,000	150,007
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	92,407
Williams Partners LP
5.400%, 03/04/2044	145,000	134,949
		2,261,709
Plastics and Rubber Products Manufacturing - 0.28%
Newell Brands, Inc.
3.850%, 04/01/2023	737,000	757,920
Professional, Scientific, and Technical Services - 0.17%
Amgen, Inc.
4.400%, 05/01/2045	470,000	450,558
Publishing Industries (except Internet) - 0.57%
Microsoft Corp.
2.400%, 08/08/2026	660,000	627,506
3.950%, 08/08/2056	765,000	713,249
TEGNA, Inc.
5.500%, 09/15/2024	175,000	178,281
		1,519,036
Real Estate - 1.22%
American Tower Corp.
2.800%, 06/01/2020	670,000	673,729
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,044,984
EPR Properties
5.750%, 08/15/2022	615,000	664,923
Ventas Realty LP
2.700%, 04/01/2020	430,000	433,453
3.125%, 06/15/2023	465,000	456,806
		3,273,895
Rental and Leasing Services - 0.88%
Air Lease Corp.
2.125%, 01/15/2020	410,000	403,821
3.875%, 04/01/2021	390,000	407,550
ERAC USA Finance LLC
4.200%, 11/01/2046 (b)	585,000	531,877
International Lease Finance Corp.
6.250%, 05/15/2019	955,000	1,030,254
		2,373,502
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.20%
Goldman Sachs Group, Inc.
1.586%, 05/22/2017 (a)	405,000	405,776

2.600%, 04/23/2020	335,000	335,743
2.350%, 11/15/2021	1,100,000	1,071,132
2.537%, 11/29/2023 (a)	275,000	280,323
5.150%, 05/22/2045	500,000	517,000
5.700%, 12/29/2049 (a)	390,000	393,900
JPMorgan Chase & Co.
6.000%, 12/29/2049 (a)	525,000	523,950
Morgan Stanley
3.750%, 02/25/2023	380,000	391,386
4.350%, 09/08/2026	1,300,000	1,331,970
5.450%, 12/29/2049 (a)	325,000	318,906
S&P Global, Inc.
3.300%, 08/14/2020	131,000	133,795
4.000%, 06/15/2025	195,000	200,229
		5,904,110
Support Activities for Mining - 0.06%
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	159,750
Telecommunications - 1.97%
AT&T, Inc.
3.400%, 05/15/2025	345,000	332,038
4.500%, 05/15/2035	535,000	508,821
4.750%, 05/15/2046	970,000	909,468
Charter Communications Operating LLC
4.908%, 07/23/2025 (b)	770,000	805,145
6.484%, 10/23/2045 (b)	695,000	783,542
Cox Communications, Inc.
3.350%, 09/15/2026 (b)	128,000	120,922
Crown Castle International Corp.
3.700%, 06/15/2026	365,000	355,211
Qwest Corp.
6.750%, 12/01/2021	175,000	190,137
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	238,150
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	469,880
4.672%, 03/15/2055	606,000	567,711
		5,281,025
Transportation Equipment Manufacturing - 0.42%
General Motors Co.
6.750%, 04/01/2046	410,000	474,812
Lockheed Martin Corp.
2.500%, 11/23/2020	430,000	433,411
Meritor, Inc.
6.250%, 02/15/2024	235,000	226,775
		1,134,998
Utilities - 1.18%
Calpine Corp.
5.250%, 06/01/2026 (b)	230,000	225,400
Consolidated Edison Co. of New York, Inc.
4.300%, 12/01/2056	310,000	306,801
Dominion Resources, Inc.
1.600%, 08/15/2019	170,000	167,928
5.750%, 10/01/2054 (a)	375,000	385,313
Dynergy, Inc.
7.375%, 11/01/2022	30,000	28,650
7.625%, 11/01/2024	55,000	50,875
Exelon Corp.
2.450%, 04/15/2021	59,000	58,421
Kinder Morgan, Inc.
4.300%, 06/01/2025	335,000	339,799
5.550%, 06/01/2045	530,000	525,662
Sabine Pass Liquefaction LLC
5.625%, 03/01/2025	175,000	183,094
Southern Co.
2.950%, 07/01/2023	905,000	897,460
		3,169,403
TOTAL CORPORATE BONDS (Cost $68,918,217)		68,419,167

FOREIGN CORPORATE BONDS - 6.12%
Actavis Funding SCS
3.450%, 03/15/2022	611,000	620,536

Aircastle Ltd.
6.750%, 04/15/2017	105,000	106,693
Bank of Montreal
1.950%, 01/30/2017 (b)	250,000	250,370
Barclays Bank PLC
10.180%, 06/12/2021 (b)	710,000	878,490
Barclays PLC
3.650%, 03/16/2025	200,000	191,397
5.200%, 05/12/2026	200,000	200,628
Barrick Gold Corp.
4.100%, 05/01/2023	64,000	66,469
BBVA Banco Continental SA
3.250%, 04/08/2018 (b)	120,000	121,500
BHP Billiton Finance USA Ltd.
6.250%, 10/19/2075 (a)(b)	200,000	215,286
Cooperatieve Rabobank UA
3.950%, 11/09/2022	250,000	256,203
Credit Suisse AG
1.700%, 04/27/2018	600,000	598,305
Credit Suisse Group Funding Guernsey Ltd.
3.450%, 04/16/2021	470,000	470,504
3.800%, 06/09/2023	360,000	353,890
Danske Bank A/S
1.421%, 09/06/2019 (a)(b)	675,000	675,531
Electricite de France SA
5.625%, 12/29/2049 (a)	420,000	400,575
Enbridge, Inc.
5.500%, 12/01/2046	280,000	288,347
Ensco PLC
5.750%, 10/01/2044	338,000	223,080
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (b)	190,742	188,358
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	204,959
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (b)	250,000	225,676
HSBC Holdings PLC
2.338%, 01/05/2022 (a)	550,000	557,204
2.650%, 01/05/2022	730,000	711,964
4.000%, 03/30/2022	220,000	227,845
4.250%, 08/18/2025	200,000	199,554
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	409,434
Mondelez International Holdings Netherlands BV
1.500%, 10/28/2019 (a)(b)	1,390,000	1,390,561
Mylan N.V.
3.950%, 06/15/2026 (b)	525,000	494,103
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	201,232
Petroleos Mexicanos
4.500%, 01/23/2026	75,000	66,690
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	47,000	48,858
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,055,000	998,775
Shell International Finance BV
1.195%, 09/12/2019 (a)	1,095,000	1,097,582
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,155,000	1,118,251
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (b)	495,000	490,755
Standard Chartered PLC
1.700%, 04/17/2018 (b)	485,000	481,934
Suncor Energy, Inc.
6.500%, 06/15/2038	135,000	165,844
Tyco International Finance SA
3.900%, 02/14/2026	215,000	222,100
UBS AG - London
2.250%, 03/30/2017 (b)	260,000	260,840
UBS AG - Stamford
1.375%, 06/01/2017	265,000	265,030
UBS Group Funding Jersey Ltd.
3.000%, 04/15/2021 (b)	500,000	501,199
TOTAL FOREIGN CORPORATE BONDS (Cost $16,723,990)		16,446,552

FOREIGN GOVERNMENT AGENCY ISSUES - 0.81%
Brazilian Government International Bond
5.625%, 02/21/2047	260,000	225,550
Costa Rica Government International Bond
4.250%, 01/26/2023	725,000	667,000
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	316,529
Japan International Cooperation Agency
2.125%, 10/20/2026	380,000	359,622
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	68,727
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	142,768
Saudi Government International Bond
2.375%, 10/26/2021	415,000	404,758
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,236,344)		2,184,954

MORTGAGE-BACKED SECURITIES - 21.65%
Bear Stearns Commerical Mortgage Securities Trust
2007-PWR15, 5.331%, 02/11/2044	31,353	31,436
Citigroup Commercial Mortgage Trust
2014-GC25, 1.229%, 10/11/2047 (a)(c)	1,566,489	98,680
2015-GC27, 1.580%, 02/12/2048 (a)(c)	1,198,585	101,130
COMM Mortgage Trust
2013-LC6, 0.497%, 01/10/2046 (a)(b)(c)	2,000,000	42,888
2013-CR6, 0.631%, 03/10/2046 (a)(b)(c)	1,500,000	47,432
2013-CR11, 1.324%, 03/10/2046 (a)(c)	1,177,205	63,562
2014-CR16, 1.386%, 04/10/2047 (a)(c)	1,749,120	96,882
2014-LC15, 1.369%, 04/10/2047 (a)(c)	2,013,703	120,690
2014-CR17, 1.325%, 05/10/2047 (a)(c)	1,464,351	80,444
2014-UBS3, 1.489%, 06/10/2047 (a)(c)	1,151,195	72,412
2014-UBS6, 1.202%, 12/10/2047 (a)(c)	1,942,539	106,755
2015-LC21, 3.708%, 07/10/2048	100,000	104,297
Commercial Mortgage Loan Trust
2008-LS1, 6.298%, 12/10/2049 (a)	102,146	104,455
Commercial Mortgage Trust
2007-GG11, 5.736%, 12/10/2049	94,313	95,981
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/18/2049	275,000	278,994
2015-C2, 1.023%, 06/15/2057 (a)(c)	1,720,487	88,211
Fannie Mae Pool
624275, 5.000%, 01/01/2017	1,669	1,706
897512, 5.000%, 12/01/2021	31,233	31,939
254832, 5.500%, 08/01/2023	93,582	104,443
254908, 5.000%, 09/01/2023	91,160	99,843
255320, 5.000%, 07/01/2024	15,116	16,556
#TBA, 3.000%, 12/15/2025	775,000	797,100
256714, 5.500%, 05/01/2027	370,399	413,385
AD0696, 5.500%, 07/01/2027	103,389	116,508
AP7517, 3.000%, 09/01/2027	86,977	89,623
#TBA, 2.500%, 12/15/2027	470,000	472,093
257075, 5.500%, 02/01/2028	11,067	12,437
257204, 5.500%, 05/01/2028	71,186	79,447
MA0023, 5.000%, 04/01/2029	22,579	24,729
MA0096, 4.500%, 06/01/2029	14,306	15,435
AL8062, 5.500%, 06/01/2029	76,532	85,414
AS3118, 3.000%, 08/01/2029	78,053	80,354
MA2124, 3.000%, 12/01/2029	72,889	75,038
AS4466, 3.000%, 02/01/2030	78,990	81,455
AX9550, 3.000%, 02/01/2030	55,363	56,996
AS4506, 3.000%, 02/01/2030	72,136	74,263
AX9538, 3.000%, 02/01/2030	104,410	107,611
AE0205, 5.000%, 03/01/2030	26,012	28,491
AS4855, 2.500%, 04/01/2030	59,386	59,724
AS4877, 3.000%, 04/01/2030	93,845	96,613
AY0990, 2.500%, 05/01/2030	79,017	79,467
AY4218, 3.000%, 05/01/2030	102,758	105,788
AS5240, 3.000%, 06/01/2030	80,618	82,995
AZ6345, 2.500%, 07/01/2030	29,512	29,680

AZ0881, 2.500%, 07/01/2030	75,080	75,507
AZ0886, 3.000%, 07/01/2030	61,792	63,614
AS6096, 3.000%, 10/01/2030	20,272	20,870
AL7801, 2.500%, 11/01/2030	132,883	133,818
890710, 3.000%, 02/01/2031	52,316	53,859
MA2596, 3.000%, 04/01/2031	69,666	71,721
720679, 5.000%, 06/01/2033	22,089	24,339
725027, 5.000%, 11/01/2033	14,651	16,207
888283, 5.000%, 08/01/2034	69,483	76,816
725946, 5.500%, 11/01/2034	151,662	170,622
735484, 5.000%, 05/01/2035	20,943	23,042
830722, 5.000%, 07/01/2035	54,025	59,171
735925, 5.000%, 10/01/2035	63,211	69,425
836427, 5.000%, 10/01/2035	30,569	33,582
885399, 5.500%, 06/01/2036	42,579	47,702
900527, 6.000%, 09/01/2036	4,835	5,500
915320, 6.000%, 03/01/2037	30,273	34,460
256711, 5.500%, 05/01/2037	32,836	36,734
940765, 5.500%, 06/01/2037	64,777	72,535
942051, 5.500%, 07/01/2037	77,109	86,414
952572, 5.500%, 09/01/2037	3,531	3,957
967254, 5.500%, 12/01/2037	4,217	4,706
953926, 5.500%, 12/01/2037	20,390	22,897
968975, 5.500%, 01/01/2038	46,540	51,941
889757, 5.000%, 02/01/2038	31,257	34,338
962343, 5.000%, 03/01/2038	29,054	31,821
929301, 5.000%, 04/01/2038	29,127	31,901
257161, 5.500%, 04/01/2038	68,046	76,385
982126, 5.000%, 05/01/2038	73,037	79,994
889579, 6.000%, 05/01/2038	41,966	47,800
995681, 6.000%, 05/01/2038	7,366	8,383
889533, 5.500%, 06/01/2038	55,095	61,865
990502, 5.500%, 09/01/2038	129,033	144,007
AB0131, 5.000%, 12/01/2038	21,412	23,613
934231, 5.000%, 01/01/2039	37,501	41,073
995245, 5.000%, 01/01/2039	60,938	66,742
995906, 5.000%, 03/01/2039	23,529	25,770
995838, 5.500%, 05/01/2039	161,620	181,035
AL0070, 5.000%, 07/01/2039	37,727	41,321
932586, 4.500%, 03/01/2040	54,066	58,457
AD1656, 4.500%, 03/01/2040	75,722	81,807
190404, 4.500%, 05/01/2040	131,915	142,566
AD7406, 5.000%, 07/01/2040	19,062	21,079
AD9173, 4.000%, 08/01/2040	501,745	529,322
AB1389, 4.500%, 08/01/2040	114,205	123,383
AB1335, 4.500%, 08/01/2040	10,118	10,928
AD8529, 4.500%, 08/01/2040	131,701	142,331
AD9151, 5.000%, 08/01/2040	39,391	43,586
MA0510, 4.500%, 09/01/2040	1,346	1,456
AE8714, 3.500%, 11/01/2040	50,564	51,963
890310, 4.500%, 12/01/2040	27,183	29,400
#TBA, 3.500%, 12/15/2040	365,000	374,881
#TBA, 4.500%, 12/15/2040	200,000	215,777
AL0791, 4.000%, 02/01/2041	98,408	104,534
AE0954, 4.500%, 02/01/2041	93,028	100,634
AH7196, 4.500%, 03/01/2041	864,436	934,268
AL0245, 4.000%, 04/01/2041	19,895	21,133
AL0065, 4.500%, 04/01/2041	42,305	45,719
AB2817, 5.000%, 04/01/2041	20,176	22,191
AL0214, 5.000%, 04/01/2041	26,848	29,461
AI1170, 5.000%, 04/01/2041	375,351	412,333
AH7395, 4.500%, 06/01/2041	27,338	29,612
AI4891, 4.500%, 06/01/2041	490,519	530,333
AB3194, 4.500%, 06/01/2041	40,504	43,786
AH1662, 4.500%, 07/01/2041	76,078	82,128
AI8193, 4.500%, 08/01/2041	97,334	105,015
890603, 5.000%, 08/01/2041	165,169	180,902
AJ3310, 5.000%, 08/01/2041	86,881	95,193
AL0675, 5.500%, 09/01/2041	42,783	47,996
AJ1959, 4.500%, 10/01/2041	888,213	962,218
AL1547, 4.500%, 11/01/2041	23,080	24,999
AJ9278, 3.500%, 12/01/2041	21,490	22,104

AJ6346, 3.500%, 12/01/2041	59,124	60,760
#TBA, 4.000%, 12/15/2041	1,010,000	1,064,051
AX5302, 4.000%, 01/01/2042	47,343	50,060
AK2415, 4.000%, 02/01/2042	86,072	91,080
AK5699, 3.500%, 03/01/2042	30,938	31,802
AK6743, 4.000%, 03/01/2042	115,801	122,537
AK6744, 4.000%, 03/01/2042	137,921	145,615
AK9393, 3.500%, 04/01/2042	43,546	44,924
AK6568, 3.500%, 04/01/2042	98,364	101,456
AK6846, 3.500%, 04/01/2042	83,380	85,704
AL4029, 4.500%, 04/01/2042	124,995	135,095
AL1886, 3.207%, 06/01/2042 (a)	73,730	75,972
AO9553, 4.000%, 07/01/2042	458,673	483,545
AL7306, 4.500%, 09/01/2042	65,019	70,680
#TBA, 3.000%, 12/15/2042	2,765,000	2,754,415
AR1977, 3.000%, 01/01/2043	72,379	72,494
AB7733, 3.000%, 01/01/2043	44,151	44,221
AL3714, 3.500%, 01/01/2043	62,014	63,969
AL2897, 3.500%, 01/01/2043	81,306	83,864
AQ9330, 3.500%, 01/01/2043	86,699	89,229
AB7965, 3.500%, 02/01/2043	46,770	48,243
AB8897, 3.000%, 04/01/2043	453,726	454,445
AB8931, 3.000%, 04/01/2043	54,149	54,235
AB9046, 3.500%, 04/01/2043	115,499	119,334
AT2021, 3.500%, 04/01/2043	49,218	50,774
AT1001, 3.500%, 04/01/2043	38,071	39,350
AB9341, 3.000%, 05/01/2043	77,885	78,008
AT5993, 3.000%, 05/01/2043	55,415	55,503
AB9260, 3.500%, 05/01/2043	146,091	150,711
AT5895, 3.000%, 06/01/2043	18,526	18,556
AR7218, 3.000%, 06/01/2043	257,586	257,994
AU1632, 3.000%, 07/01/2043	30,390	30,438
AS0016, 3.000%, 07/01/2043	23,060	23,097
AU1628, 3.000%, 07/01/2043	3,814	3,820
AS0044, 3.000%, 07/01/2043	68,891	69,000
AS0331, 3.000%, 08/01/2043	31,533	31,583
AU3735, 3.000%, 08/01/2043	117,143	117,328
AS0203, 3.000%, 08/01/2043	181,937	182,225
AS0205, 3.000%, 08/01/2043	273,754	274,188
AS0212, 3.500%, 08/01/2043	100,833	104,022
AU0949, 3.500%, 08/01/2043	83,910	87,140
AU3751, 4.000%, 08/01/2043	259,693	275,470
AU6857, 4.000%, 09/01/2043	125,861	134,026
AS0531, 4.000%, 09/01/2043	128,613	136,599
AU4289, 4.000%, 09/01/2043	109,891	116,558
AU5661, 4.500%, 09/01/2043	111,843	120,670
AU4658, 4.500%, 09/01/2043	49,802	53,753
AU4298, 4.500%, 09/01/2043	31,196	33,657
AS0575, 5.000%, 09/01/2043	23,145	25,349
MA1600, 3.500%, 10/01/2043	64,807	66,601
AL4288, 4.500%, 10/01/2043	211,624	228,325
AS1042, 4.000%, 11/01/2043	119,356	126,584
AV0284, 4.500%, 11/01/2043	60,881	66,074
AV1169, 5.000%, 11/01/2043	20,154	22,073
AU7410, 5.000%, 11/01/2043	49,935	54,872
AS1333, 4.500%, 12/01/2043	70,633	76,207
AL4450, 4.500%, 12/01/2043	59,383	64,070
AV0663, 4.500%, 12/01/2043	94,174	101,640
AS1559, 4.000%, 01/01/2044	67,900	72,025
AV7239, 4.500%, 01/01/2044	24,837	26,797
AL5229, 5.000%, 01/01/2044	110,336	121,082
AL5110, 4.500%, 03/01/2044	51,096	55,129
AS2117, 4.000%, 04/01/2044	60,377	63,624
AS2276, 4.500%, 04/01/2044	115,867	125,192
MA1888, 4.000%, 05/01/2044	55,059	58,018
AS2516, 4.500%, 05/01/2044	75,947	81,950
AW3733, 4.500%, 05/01/2044	57,528	62,087
AS2751, 4.500%, 06/01/2044	90,820	97,987
MA1926, 4.500%, 06/01/2044	62,311	67,455
AV2818, 4.500%, 07/01/2044	40,919	44,306
AL6223, 4.500%, 08/01/2044	58,429	63,129
AW5110, 4.500%, 08/01/2044	31,064	33,516

AS3634, 4.000%, 10/01/2044	87,580	92,287
AX2491, 4.000%, 10/01/2044	54,319	57,246
AS3467, 4.000%, 10/01/2044	78,873	83,112
AX2501, 4.000%, 10/01/2044	61,991	65,323
AS3907, 4.000%, 11/01/2044	151,647	159,797
AV2420, 4.500%, 11/01/2044	217,561	234,803
AX4902, 3.500%, 12/01/2044	269,258	277,657
AS3970, 4.000%, 12/01/2044	58,395	61,533
MA2145, 4.000%, 01/01/2045	109,898	115,824
AL6432, 4.000%, 01/01/2045	115,522	121,766
AY0025, 4.000%, 02/01/2045	202,699	213,635
AS4515, 4.000%, 02/01/2045	156,007	164,393
MA2224, 4.500%, 03/01/2045	107,665	116,222
AS4804, 3.500%, 04/01/2045	55,967	57,517
AY4205, 3.000%, 05/01/2045	67,902	67,813
AS5175, 3.500%, 06/01/2045	110,195	113,628
AZ0814, 3.500%, 07/01/2045	112,249	115,643
AS5476, 4.000%, 07/01/2045	158,585	167,158
AZ0869, 4.000%, 07/01/2045	149,751	157,855
AZ4775, 3.500%, 10/01/2045	63,816	65,582
MA2415, 4.000%, 10/01/2045	107,374	113,185
MA2471, 3.500%, 12/01/2045	151,168	155,351
AS6311, 3.500%, 12/01/2045	88,426	90,876
MA2484, 4.000%, 12/01/2045	151,530	159,735
AS6464, 3.500%, 01/01/2046	81,067	83,572
BC1105, 3.500%, 02/01/2046	140,064	143,940
AS6673, 4.000%, 02/01/2046	242,936	256,013
AS6884, 3.500%, 03/01/2046	86,972	89,379
BC0835, 4.000%, 04/01/2046	492,141	518,797
MA2642, 3.500%, 06/01/2046	57,205	58,821
AL9282, 4.000%, 06/01/2046	425,000	448,026
BC7146, 3.000%, 07/01/2046	586,454	584,882
AS7797, 3.000%, 08/01/2046	103,488	103,211
AS7808, 3.500%, 08/01/2046	535,131	550,065
AS8072, 3.000%, 10/01/2046	272,750	272,019
MA2771, 3.000%, 10/01/2046	1,490,706	1,486,712
BD5537, 3.000%, 10/01/2046	1,487,557	1,483,572
BC9003, 3.000%, 11/01/2046	200,000	199,464
Fannie Mae-Aces
2014-M8, 0.782%, 05/25/2018 (a)	89,154	89,016
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	1,501	1,615
D9-6037, 5.000%, 05/01/2023	80,942	88,607
D9-7472, 5.500%, 12/01/2027	7,195	8,010
#TBA, 2.500%, 12/15/2027	575,000	577,111
G1-4953, 3.500%, 01/01/2029	76,102	79,462
G0-1772, 5.000%, 02/01/2035	4,506	4,973
G0-1883, 5.000%, 08/01/2035	3,736	4,113
A6-8761, 5.500%, 09/01/2037	2,634	2,932
G0-3535, 5.500%, 10/01/2037	1,691	1,901
G0-3812, 5.500%, 02/01/2038	2,444	2,744
G0-4471, 5.500%, 07/01/2038	5,683	6,363
G0-4449, 5.500%, 07/01/2038	11,098	12,410
A8-1743, 5.500%, 09/01/2038	20,027	22,484
A8-2657, 5.500%, 10/01/2038	12,544	13,965
A8-2134, 6.000%, 10/01/2038	4,814	5,486
G0-5205, 5.000%, 01/01/2039	30,104	32,960
A8-6521, 4.500%, 05/01/2039	107,468	115,887
A8-6315, 4.500%, 05/01/2039	64,511	69,668
A9-3617, 4.500%, 08/01/2040	17,017	18,341
C0-3531, 4.000%, 10/01/2040	44,210	46,741
#TBA, 4.000%, 12/15/2040	690,000	726,077
#TBA, 4.500%, 12/15/2040	165,000	177,874
A9-6592, 4.000%, 02/01/2041	172,469	181,540
A9-7942, 4.500%, 04/01/2041	75,756	82,029
Q0-0285, 4.500%, 04/01/2041	16,150	17,450
Q0-0876, 4.500%, 05/01/2041	114,579	123,804
Q0-0950, 5.000%, 05/01/2041	22,190	24,323
Q0-2173, 4.500%, 07/01/2041	64,399	69,481
Q0-3580, 4.500%, 09/01/2041	73,712	79,586
Q0-3705, 4.000%, 10/01/2041	20,014	21,073
Q0-4674, 4.000%, 12/01/2041	267,897	282,656

#TBA, 3.500%, 12/15/2041	405,000	415,742
Q0-7726, 4.000%, 04/01/2042	613,706	649,262
Q0-9004, 3.500%, 06/01/2042	46,559	47,826
C0-9004, 3.500%, 07/01/2042	51,208	52,775
Q0-9896, 3.500%, 08/01/2042	65,133	66,904
Q1-1348, 3.500%, 09/01/2042	88,881	91,603
#TBA, 3.000%, 12/15/2042	2,000,000	1,991,250
Q1-4869, 3.000%, 01/01/2043	123,751	123,988
Q1-8305, 3.500%, 05/01/2043	50,284	51,660
Q1-9475, 3.500%, 06/01/2043	110,529	113,955
Q2-0857, 3.500%, 08/01/2043	53,518	55,445
G0-8541, 3.500%, 08/01/2043	99,287	102,300
Q2-0780, 3.500%, 08/01/2043	69,804	72,146
G0-7459, 3.500%, 08/01/2043	50,799	52,343
V8-0509, 4.000%, 10/01/2043	65,489	69,328
G6-0174, 4.000%, 10/01/2043	146,804	155,220
G0-8558, 4.000%, 11/01/2043	90,296	95,034
G0-8559, 4.500%, 11/01/2043	12,461	13,441
Q2-3375, 4.500%, 11/01/2043	19,167	20,672
Q2-3388, 4.500%, 12/01/2043	120,361	129,768
Q2-6367, 4.000%, 05/01/2044	17,542	18,580
Q2-5885, 4.500%, 05/01/2044	50,904	54,878
Q2-6923, 4.000%, 06/01/2044	113,044	118,975
Q2-6904, 4.000%, 06/01/2044	114,017	120,084
Q2-6513, 4.500%, 06/01/2044	56,843	61,475
Q2-7903, 4.000%, 08/01/2044	179,553	188,988
Q2-9916, 4.000%, 11/01/2044	132,089	139,133
C0-9070, 4.000%, 12/01/2044	60,831	64,033
G0-7961, 3.500%, 03/01/2045	80,793	83,299
G0-8633, 4.000%, 03/01/2045	200,132	210,685
G0-8636, 3.500%, 04/01/2045	127,084	130,532
G0-8637, 4.000%, 04/01/2045	126,911	133,608
Q3-3869, 4.000%, 06/01/2045	45,940	48,399
Q3-5225, 3.500%, 08/01/2045	65,337	67,110
V8-1873, 4.000%, 08/01/2045	95,788	100,835
G0-8672, 4.000%, 10/01/2045	80,362	84,590
G0-8676, 3.500%, 11/01/2045	149,456	153,511
Q3-7023, 4.000%, 11/01/2045	126,882	133,594
G0-8681, 3.500%, 12/01/2045	108,880	111,834
G0-8682, 4.000%, 12/01/2045	146,448	154,176
Q3-8470, 4.000%, 01/01/2046	83,212	87,691
Q3-8473, 4.000%, 01/01/2046	132,243	139,225
G0-8694, 4.000%, 02/01/2046	85,834	90,363
G0-8693, 3.500%, 03/01/2046	26,222	26,934
Q3-9434, 3.500%, 03/01/2046	22,836	23,479
G0-8699, 4.000%, 03/01/2046	221,807	233,532
G0-8706, 3.500%, 05/01/2046	128,193	131,689
Q4-0718, 3.500%, 05/01/2046	687,746	706,738
G0-8710, 3.000%, 06/01/2046	777,482	774,945
Q4-1208, 3.500%, 06/01/2046	340,185	349,751
Q4-2970, 3.000%, 09/01/2046	1,986,749	1,980,267
G6-0782, 3.000%, 10/01/2046	275,000	274,103
G6-0724, 3.000%, 10/01/2046	274,254	273,780
Q4-3565, 3.500%, 10/01/2046	164,633	169,140
G0-8732, 3.000%, 11/01/2046	339,244	338,137
Freddie Mac Non Gold Pool
1H-2617, 2.852%, 05/01/2036 (a)	50,472	53,380
1J-1346, 2.542%, 11/01/2036 (a)	33,583	35,170
1G-1509, 2.549%, 02/01/2037 (a)	48,967	51,588
FREMF Mortgage Trust
2013-KF02, 3.534%, 12/25/2045 (a)(b)	79,780	80,032
2015-K718, 3.669%, 02/25/2048 (a)(b)	580,000	575,416
Ginnie Mae II Pool
#TBA, 4.000%, 12/15/2041	380,000	402,978
#TBA, 3.000%, 12/15/2042	1,600,000	1,624,875
#TBA, 3.500%, 12/15/2042	645,000	671,606
MA0699, 3.500%, 01/20/2043	92,390	96,662
MA0783, 3.500%, 02/20/2043	128,110	134,033
MA1376, 4.000%, 10/20/2043	161,131	172,226
MA1861, 2.000%, 04/20/2044 (a)	823,723	841,909
MA2893, 4.000%, 06/20/2045	79,809	84,717
MA2961, 3.500%, 07/20/2045	112,553	117,323

MA3035, 4.000%, 08/20/2045	49,392	52,467
MA3105, 3.500%, 09/20/2045	75,611	78,814
MA3245, 4.000%, 11/20/2045	207,477	220,235
MA3521, 3.500%, 03/20/2046	65,776	68,574
MA3663, 3.500%, 05/20/2046	117,351	122,345
MA3803, 3.500%, 07/20/2046	97,075	101,218
Government National Mortgage Association
2011-147, 0.783%, 10/16/2044 (a)(c)	583,055	17,303
2014-47, 0.789%, 02/16/2048 (a)(c)	597,127	27,659
2102-78, 0.602%, 06/16/2052 (a)(c)	1,572,560	55,272
2012-70, 0.586%, 08/16/2052 (a)(c)	536,447	16,680
2012-107, 0.567%, 12/16/2053 (a)(c)	1,535,130	64,062
2012-152, 0.754%, 01/16/2054 (a)(c)	866,434	46,262
2012-147, 2.603%, 04/16/2054 (a)	113,488	115,381
2014-45, 0.784%, 07/16/2054 (a)(c)	978,421	49,478
2014-75, 0.801%, 08/16/2054 (a)(c)	4,401,422	209,114
2014-155, 1.293%, 08/16/2055 (a)(c)	1,008,073	78,807
GS Mortgage Securities Trust
2007-GG10, 5.988%, 08/10/2045 (a)	257,373	260,020
2014-GC18, 1.302%, 01/10/2047 (a)(c)	4,895,813	271,647
2014-GC26, 1.241%, 11/10/2047 (a)(c)	2,585,869	158,432
2015-GC32, 3.764%, 07/10/2048	105,000	110,677
Impac Secured Assets Trust
2006-2, 1.092%, 08/25/2036 (a)	50,000	42,187
JP Morgan Alternative Loan Trust
2007-A2, 0.782%, 06/25/2037 (a)	154,351	148,882
JP Morgan Chase Commercial Mortgage Securities Trust
2007-CB18, 5.440%, 06/12/2047	52,004	52,024
2007-LDPX, 5.420%, 01/15/2049	56,256	56,417
2007-LD12, 5.882%, 02/15/2051 (a)	204,917	208,378
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041 (a)(b)	100,000	100,427
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	14,590	14,585
2007-8, 6.069%, 08/12/2049 (a)	95,360	96,789
2007-7, 5.810%, 06/12/2050 (a)	103,396	104,453
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C15, 1.327%, 04/17/2047 (a)(c)	1,459,037	79,616
2015-C24, 3.732%, 08/15/2047	220,000	230,244
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (a)	200,000	209,983
2007-IQ16, 5.809%, 12/12/2049	113,800	116,176
Morgan Stanley Mortgage Loan Trust
2004-6AR, 2.617%, 07/25/2034 (a)	274,741	264,752
Thornburg Mortgage Securities Trust
2005-1, 2.556%, 04/25/2045 (a)	77,084	77,428
UBS-Barclays Commercial Mortgage Trust
2012-C4, 1.913%, 12/10/2045 (a)(b)(c)	653,724	47,847
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.890%, 06/15/2049 (a)	247,194	249,370
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/17/2048	130,000	134,935
2016-LC24, 2.942%, 10/18/2049	280,000	273,289
2016-NXS6, 2.918%, 11/18/2049	300,000	291,390
2014-LC16, 1.294%, 08/17/2050	64,114	63,946
2016-LC25, 3.640%, 12/17/2059	315,000	324,452
WFRBS Commercial Mortgage Trust
2014-LC14, 1.557%, 03/15/2047 (a)(c)	1,190,501	72,378
2014-C22, 1.085%, 09/17/2057 (a)(c)	3,805,742	187,497
TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,887,764)		58,186,314

MUNICIPAL BONDS - 0.81%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	30,637
Massachusetts Water Resources Authority
0.570%, 08/01/2037	1,385,000	1,385,000
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	192,442
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	565,240
TOTAL MUNICIPAL BONDS (Cost $2,159,614)		2,173,319

U.S. GOVERNMENT AGENCY ISSUES - 0.86%
Federal Home Loan Banks
5.500%, 07/15/2036	695,000	921,667
Federal Home Loan Mortgage Corp.
6.750%, 03/15/2031	150,000	214,679
Federal National Mortgage Association
6.250%, 05/15/2029	495,000	664,826
1.600%, 12/24/2020	210,000	209,110
Tennessee Valley Authourity
5.250%, 09/15/2039	70,000	87,872
4.625%, 09/15/2060	180,000	201,680
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,338,276)		2,299,834

U.S. GOVERNMENT NOTES/BONDS - 23.23%
United States Treasury Inflation Indexed Bonds
0.250%, 01/15/2025	1,972,365	1,945,655
2.000%, 01/15/2026	3,819,496	4,329,708
0.125%, 07/15/2026	1,762,600	1,714,617
1.750%, 01/15/2028	1,152,420	1,296,667
3.625%, 04/15/2028	865,760	1,147,992
2.500%, 01/15/2029	1,399,990	1,703,158
3.875%, 04/15/2029	1,791,692	2,472,462
0.750%, 02/15/2045	636,270	609,167
1.000%, 02/15/2046	275,108	281,767
United States Treasury Notes/Bonds
0.750%, 10/31/2017	220,000	219,837
0.750%, 01/31/2018	300,000	299,303
0.875%, 01/31/2018	200,000	199,848
0.750%, 02/28/2018	370,000	369,024
0.750%, 08/31/2018	2,730,000	2,714,218
3.625%, 08/15/2019	215,000	228,169
1.125%, 12/31/2019	1,955,000	1,937,016
1.375%, 04/30/2020	2,370,000	2,356,946
1.375%, 01/31/2021	365,000	359,618
1.125%, 08/31/2021	840,000	813,110
1.125%, 09/30/2021	570,000	550,830
2.125%, 12/31/2021	1,870,000	1,889,650
2.000%, 02/15/2023	25,000	24,855
1.500%, 02/28/2023	1,955,000	1,884,436
6.250%, 08/15/2023	235,000	295,751
2.375%, 08/15/2024	405,000	408,077
2.000%, 02/15/2025	1,710,000	1,669,688
2.125%, 05/15/2025	465,000	457,616
2.250%, 11/15/2025	978,900	970,583
1.625%, 02/15/2026	6,375,000	5,982,791
1.625%, 05/15/2026	832,700	779,859
1.500%, 08/15/2026	8,286,300	7,653,500
5.500%, 08/15/2028	1,100,000	1,435,392
4.500%, 02/15/2036	2,115,000	2,694,518
3.500%, 02/15/2039	705,000	777,593
3.875%, 08/15/2040	985,000	1,140,561
3.125%, 08/15/2044	1,450,000	1,480,982
3.000%, 11/15/2044	480,000	478,397
2.500%, 02/15/2045	18,000	16,170
2.875%, 08/15/2045	670,000	650,057
3.000%, 11/15/2045	1,280,000	1,272,750
2.500%, 02/15/2046	513,300	459,594
2.500%, 05/15/2046	4,965,000	4,443,481
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $64,594,931)		62,415,413

	Shares
PURCHASED OPTIONS - 0.00%
Call Options - 0.00%
5 Year U.S. Future Option
Expiration: March 2017, Exercise Price: $120.50	85	6,641
TOTAL PURCHASED OPTIONS (Cost $19,417)		6,641

SHORT-TERM INVESTMENTS - 5.72%
Fidelity Institutional Government Portfolio, Class I, 0.280% (e)	15,377,227	15,377,227
TOTAL SHORT-TERM INVESTMENTS (Cost $15,377,227)		15,377,227

U.S. TREASURY BILLS - 7.57%
United States Treasury Bills
0.499%, 01/19/2017 (d)	2,400,000	2,398,925
0.418%, 03/30/2017 (d)	10,000,000	9,983,890
0.595%, 09/14/2017 (d)	8,000,000	7,958,808
TOTAL U.S. TREASURY BILLS (Cost $20,347,565)		20,341,623

Total Investments (Cost $283,246,053) - 104.19%		280,004,470
Liabilities in Excess of Other Assets - (4.19)%		(11,270,993)
TOTAL NET ASSETS - 100.00%		$268,733,477

Percentages are stated as a percent of net assets.

(a)	Variable rate security.
(b)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Rate shown is the effective yield based on purchase price. The calcuation assumes the security is held to maturity.
(e)	The rate shown represents the 7-day yield at November 30, 2016.

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
November 30, 2016 (Unaudited)

Description	Number of Contracts Purchased (Sold)	Settlement Month	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro-Bund	(35)	Dec. 2016	$(5,974,479)	$126,822
Euro-OAT	(13)	Mar. 2017	(2,076,627)	(177)
5 Year U.S. Treasury Note	(17)	Mar. 2017	(2,003,344)	3,158
CME Ultra Long Term U.S. Treasury Bond	(8)	Mar. 2017	(1,291,250)	4,860
Total Futures Contracts Sold			$(11,345,700)	$134,663

10 Year U.S. Treasury Note	57	Mar. 2017	$7,097,391	$(7,758)
2 Year U.S. Treasury Note	8	Mar. 2017	1,734,500	(981)
U.S. Treasury Long Bond	21	Mar. 2017	3,176,906	(18,935)
Total Futures Contracts Purchased			$12,008,797	$(27,674)

Total Net Futures Contracts			$663,097	$106,989

PMC Diversified Equity Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.17%
Accommodation - 0.32%
China Lodging Group Ltd. - ADR	3,016	$157,978
InterContinental Hotels Group PLC - ADR	1,808	74,688
Marriott International, Inc.	6,880	542,007
Melco Crown Entertainment Ltd. - ADR	4,443	87,349
Sands China Ltd. - ADR	271	13,401
Vail Resorts, Inc.	2,104	333,274
Wyndham Worldwide Corp.	5,780	416,102
		1,624,799
Administration of Economic Programs - 0.02%
Centrais Electricas Brasileiras SA - ADR (a)	16,810	126,243
Administration of Human Resource Programs - 0.10%
WageWorks, Inc. (a)	6,927	511,559
Administrative and Support Services - 2.08%
ABM Industries, Inc.	12,730	560,120
Amcor Ltd. - ADR	2,391	101,928
Criteo SA - ADR (a)	1,122	46,305
Ctrip.com International Ltd. - ADR (a)	2,602	117,688
Dun & Bradstreet Corp.	3,188	388,043
Equifax, Inc.	4,913	562,293
Experian PLC - ADR	101,187	1,905,736
Jupai Holdings Ltd. - ADR (a)	8,505	79,437
Kforce, Inc.	23,465	518,577
ManpowerGroup, Inc.	4,609	393,655
Moody's Corp.	6,605	663,803
Navient Corp.	20,953	361,020
On Assignment, Inc. (a)	14,940	616,872
Paychex, Inc.	23,117	1,362,747
Priceline Group, Inc. (a)	200	300,736
Randstad Holding NV - ADR	1,948	49,206
Rentokil Initial PLC - ADR	5,405	73,400
Robert Half International, Inc.	12,689	569,355
Secom Co. Ltd. - ADR	6,603	121,693
Synchrony Financial	10,229	353,514
Team Health Holdings, Inc. (a)	7,350	312,743
TriNet Group, Inc. (a)	18,285	461,331
WNS Holdings Ltd. - ADR (a)	18,795	470,439
Yirendai Ltd. - ADR (a)	3,592	101,905
Zhaopin Ltd. - ADR (a)	7,764	116,848
		10,609,394
Air Transportation - 1.00%
Air France-KLM - ADR (a)	9,754	52,281
Alaska Air Group, Inc.	3,691	303,659
American Airlines Group, Inc.	7,098	329,631
China Eastern Airlines Corp. Ltd. - ADR	3,247	77,863
China Southern Airlines Co. Ltd. - ADR	2,652	76,192
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	7,525	110,241
Delta Air Lines, Inc.	37,979	1,829,828
Deutsche Lufthansa AG - ADR	5,419	69,911
easyJet PLC - ADR	925	46,292
International Consolidated Airlines Group SA - ADR	3,387	36,512
JetBlue Airways Corp. (a)	13,084	262,858
Latam Airlines Group SA - ADR (a)	4,605	39,971
Ryanair Holdings PLC - ADR (a)	696	55,569
Southwest Airlines Co.	22,854	1,065,225
United Continental Holdings, Inc. (a)	10,373	715,218
		5,071,251
Ambulatory Health Care Services - 0.46%
Air Methods Corp. (a)	15,160	495,732
DaVita HealthCare Partners, Inc. (a)	3,931	249,029
Laboratory Corp. of America Holdings (a)	6,018	757,366
Mazor Robotics Ltd. - ADR (a)	2,628	61,600
Quest Diagnostics, Inc.	8,268	723,119
Sonic Healthcare Ltd. - ADR	3,073	49,445
		2,336,291

Amusement, Gambling, and Recreation Industries - 0.11%
Six Flags Entertainment Corp.	8,397	484,003
William Hill PLC - ADR	3,817	57,217
		541,220
Animal Production and Aquaculture - 0.01%
JBS SA - ADR	9,722	55,610
Apparel Manufacturing - 0.29%
adidas AG - ADR	1,199	88,067
Burberry Group PLC - ADR	3,913	70,082
China Xiniya Fashion Ltd. - ADR (a)	79,370	116,674
Cintas Corp.	3,729	427,343
G-III Apparel Group Ltd. (a)	6,545	177,762
Michael Kors Holdings Ltd. (a)(b)	5,560	258,484
PVH Corp.	3,327	352,462
		1,490,874
Beverage and Tobacco Product Manufacturing - 1.52%
Altria Group, Inc.	4,300	274,899
Ambev SA - ADR	26,048	129,980
British American Tobacco PLC - ADR	10,837	1,181,666
C&C Group PLC - ADR	2,086	23,155
Carlsberg A/S - ADR	3,985	67,227
Cia Cervecerias Unidas SA - ADR	1,357	26,991
Coca-Cola Amatil Ltd. - ADR	7,876	55,880
Coca-Cola European Partners PLC (b)	5,854	190,021
Coca-Cola Femsa SAB de CV - ADR	1,697	106,741
Dr. Pepper Snapple Group, Inc.	8,760	759,842
Heineken NV - ADR	1,817	67,847
Japan Tobacco, Inc. - ADR	79,407	1,383,270
Kirin Holdings Co. Ltd. - ADR	3,390	55,935
LVMH Moet Hennessy Louis Vuitton SE - ADR	52,660	1,911,558
Monster Beverage Corp. (a)	6,600	295,350
PepsiCo, Inc.	12,260	1,227,226
		7,757,588
Broadcasting (except Internet) - 1.65%
CBS Corp.	22,242	1,350,534
Comcast Corp.	33,952	2,360,003
Discovery Communications, Inc. - Series A (a)	14,173	383,947
Discovery Communications, Inc. - Series C (a)	16,454	435,044
ITV PLC - ADR	831	17,493
Liberty Broadband Corp. (a)	4,588	327,170
ProSiebenSat.1 Media SE - ADR	2,786	23,611
QVC Group (a)	15,634	323,780
Scripps Networks Interactive, Inc.	7,876	545,492
Sirius XM Holdings, Inc.	258,156	1,179,773
Viacom, Inc.	10,109	378,885
Walt Disney Co.	10,750	1,065,540
		8,391,272
Building Material and Garden Equipment and Supplies Dealers - 0.50%
Home Depot, Inc.	9,850	1,274,590
Lowe's Companies, Inc.	11,100	783,105
MSC Industrial Direct Co, Inc.	5,230	467,248
		2,524,943
Chemical Manufacturing - 7.46%
AbbVie, Inc.	6,250	380,000
Acorda Therapeutics, Inc. (a)	14,865	309,192
Actelion Ltd. - ADR (a)	4,119	201,073
Adaptimmune Therapeutics PLC - ADR (a)	1,707	7,118
Akorn, Inc. (a)	7,026	149,092
Albemarle Corp.	3,504	307,581
Amarin Corp. PLC - ADR (a)	19,602	63,510
Arkema SA - ADR	1,105	106,025
Astellas Pharma, Inc. - ADR	6,887	95,778
Balchem Corp.	4,705	375,742
Bayer AG - ADR	17,639	1,653,127
Can-Fite BioPharma Ltd. - ADR (a)	4,793	10,545
Catalent, Inc. (a)	21,905	524,187
Chemtura Corp. (a)	7,340	241,853
China Biologic Products, Inc. (a)	11,969	1,432,929
Church & Dwight Co., Inc.	22,777	997,405
Clariant AG - ADR (a)	9,201	146,388
CSL Ltd. - ADR	45,157	1,637,393
Daiichi Sankyo Co. Ltd. - ADR	3,513	74,001

Dow Chemical Co.	33,591	1,871,690
Dr Reddy's Laboratories Ltd. - ADR	24,975	1,167,082
Eastman Chemical Co.	6,177	464,016
Flamel Technologies SA - ADR (a)	2,851	30,278
Fresenius Medical Care AG & Co., KGaA - ADR	3,539	137,879
Genetic Technologies Ltd. - ADR (a)	5,546	12,146
Gilead Sciences, Inc.	23,459	1,728,928
Grifols SA - ADR	4,657	72,789
H Lundbeck A/S - ADR (a)	1,193	45,441
Hypermarcas SA - ADR	14,518	109,611
IDEXX Laboratories, Inc. (a)	3,076	361,891
International Flavors & Fragrances, Inc.	2,066	250,089
Johnson & Johnson	49,590	5,519,366
Kao Corp. - ADR	2,047	95,083
Koninklijke DSM NV - ADR	77,750	1,178,301
Ligand Pharmaceuticals, Inc. (a)	6,035	630,054
Lonza Group AG - ADR (a)	9,424	167,417
LyondellBasell Industries NV (b)	4,437	400,750
Mallinckrodt PLC (a)(b)	3,733	196,729
Medicines Co. (a)	13,590	477,009
Merck & Co., Inc.	30,274	1,852,466
Merck KGaA - ADR	1,721	57,352
Methanex Corp. (b)	4,586	201,784
Mylan NV (a)(b)	8,123	297,383
Novozymes A/S - ADR	966	32,545
Otsuka Holdings Co. Ltd. - ADR (a)	4,108	85,282
Pfizer, Inc.	87,434	2,810,129
PPG Industries, Inc.	5,194	498,260
Prana Biotechnology Ltd. - ADR (a)	3,801	9,388
Prestige Brands Holdings, Inc. (a)	7,551	359,201
Quaker Chemical Corp.	5,890	749,444
Quidel Corp. (a)	21,925	502,740
Redhill Biopharma Ltd. - ADR (a)	1,741	18,994
Repligen Corp. (a)	8,200	264,040
Roche Holding AG - ADR	53,251	1,478,248
RPM International, Inc.	10,723	567,354
Sanofi - ADR	10,625	427,125
Shin-Etsu Chemical Co. Ltd. - ADR	6,951	130,331
Shire PLC - ADR	4,611	805,081
Shiseido Co. Ltd. - ADR	2,511	65,035
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	2,278	120,278
Sociedad Quimica y Minera de Chile SA - ADR	1,489	42,615
Spectrum Pharmaceuticals, Inc. (a)	41,735	163,184
Sumitomo Chemical Co. Ltd. - ADR	2,209	51,481
Sysmex Corp. - ADR	1,331	40,556
TESARO, Inc. (a)	6,210	842,635
Toray Industries, Inc. - ADR	4,299	70,848
Trinity Biotech PLC - ADR (a)	5,437	36,374
United Therapeutics Corp. (a)	5,126	643,877
Valspar Corp.	2,108	215,206
Vanda Pharmaceuticals, Inc. (a)	28,150	463,068
Yara International ASA - ADR	892	32,995
Zoetis, Inc.	9,420	474,580
		38,039,367
Clothing and Clothing Accessories Stores - 0.44%
Express, Inc. (a)	28,380	379,157
Foot Locker, Inc.	10,632	761,995
Marks & Spencer Group PLC - ADR	7,725	63,036
Nordstrom, Inc.	6,150	343,908
Ross Stores, Inc.	4,860	328,487
Signet Jewelers Ltd. (b)	4,231	386,248
		2,262,831
Computer and Electronic Product Manufacturing - 9.25%
AAC Technologies Holdings, Inc. - ADR	1,528	138,910
Activision Blizzard, Inc.	28,781	1,053,672
Agilent Technologies, Inc.	28,623	1,258,840
Amphenol Corp.	17,339	1,183,560
Apple, Inc.	34,426	3,804,762
Applied Materials, Inc.	57,137	1,839,811
Applied Micro Circuits Corp. (a)	53,306	466,428
AU Optronics Corp. - ADR	60,577	217,471
Brocade Communications Systems, Inc.	13,511	166,726

Cisco Systems, Inc.	65,743	1,960,456
Danaher Corp.	17,323	1,354,139
Daqo New Energy Corp. - ADR (a)	2,780	56,156
First Solar, Inc. (a)	9,760	295,923
Flex Ltd. (a)(b)	32,983	469,678
Garmin Ltd. (b)	7,555	394,069
Gemalto NV - ADR	850	21,539
Guidewire Software, Inc. (a)	2,735	152,367
Hanwha Q CELLS Co. Ltd. - ADR (a)	4,017	32,658
Harman International Industries, Inc.	4,132	451,917
Harris Corp.	15,026	1,556,093
Hitachi, Ltd. - ADR	1,876	102,411
Hologic, Inc. (a)	15,000	574,200
Hoya Corp. - ADR	63,642	2,554,589
HP, Inc.	40,058	616,893
Infineon Technologies AG - ADR	4,985	83,200
Ingenico Group SA - ADR	1,294	20,076
Intel Corp.	56,955	1,976,339
JA Solar Holdings Co. Ltd. - ADR (a)	26,627	144,851
JinkoSolar Holding Co. Ltd. - ADR (a)	6,545	92,546
Koninklijke Philips NV (b)	10,777	308,330
Kyocera Corp. - ADR	2,109	102,329
L-3 Communications Holdings, Inc.	1,497	236,182
LG Display Co. Ltd. - ADR (a)	92,340	1,096,999
Linear Technology Corp.	7,557	472,539
Logitech International SA (b)	5,529	135,350
MACOM Technology Solutions Holdings, Inc. (a)	8,220	409,520
MaxLinear, Inc. (a)	21,770	444,761
Mettler-Toledo International, Inc. (a)	3,149	1,297,451
Microchip Technology, Inc.	9,778	647,108
Micron Technology, Inc. (a)	23,355	456,123
Microsemi Corp. (a)	15,445	845,614
Motorola Solutions, Inc.	16,207	1,300,611
NCR Corp. (a)	14,900	577,375
NETGEAR, Inc. (a)	8,670	465,578
Northrop Grumman Corp.	1,873	467,594
NTT DOCOMO, Inc. - ADR	4,667	106,548
NVIDIA Corp.	8,569	790,062
Omron Corp. - ADR	1,026	38,660
Orbital ATK, Inc.	3,197	272,800
Plantronics, Inc.	7,485	387,873
Qorvo, Inc. (a)	3,772	201,463
QUALCOMM, Inc.	18,719	1,275,325
Raytheon Co.	4,923	736,185
ReneSola Ltd. - ADR (a)	45,748	33,588
ResMed, Inc.	5,874	361,134
Roper Technologies, Inc.	3,235	585,891
Seiko Epson Corp. - ADR	5,102	51,479
Semiconductor Manufacturing International Corp. - ADR (a)	6,288	42,067
Semtech Corp. (a)	21,485	603,729
Sequans Communications SA - ADR (a)	27,592	53,528
Silicon Laboratories, Inc. (a)	7,530	499,616
Silicon Motion Technology Corp. - ADR	1,215	55,878
Skyworks Solutions, Inc.	5,787	444,731
Sprint Corp. (a)	41,949	328,880
STMicroelectronics NV (b)	8,388	85,641
Swatch Group AG - ADR	14,142	207,180
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,646	3,225,700
TDK Corp. - ADR	17,129	1,180,617
Telefonaktiebolaget LM Ericsson - ADR	6,913	35,395
Texas Instruments, Inc.	8,415	622,121
Thermo Fisher Scientific, Inc.	7,490	1,049,424
Tokyo Electron Ltd. - ADR	3,764	87,250
Trina Solar Ltd. - ADR (a)	5,544	52,169
United Microelectronics Corp. - ADR	182,539	332,221
Varian Medical Systems, Inc. (a)	5,751	516,612
Xilinx, Inc.	11,159	602,363
		47,169,874
Construction of Buildings - 1.05%
CK Hutchison Holdings Ltd. - ADR	142,489	1,726,253
Daiwa House Industry Co. Ltd. - ADR	3,068	88,328
DR Horton, Inc.	18,223	505,142

NVR, Inc. (a)	274	437,030
Persimmon PLC - ADR	1,041	44,216
PulteGroup, Inc.	28,123	530,400
Sekisui House Ltd. - ADR	87,367	1,446,798
Sun Hung Kai Properties Ltd. - ADR	5,470	71,848
Unibail-Rodamco SE - ADR	3,228	70,725
Wharf Holdings Ltd. - ADR	26,969	396,175
Xinyuan Real Estate Co. Ltd. - ADR	10,252	56,694
		5,373,609
Couriers and Messengers - 0.20%
FedEx Corp.	3,571	684,454
United Parcel Service, Inc.	2,852	330,604
		1,015,058
Credit Intermediation and Related Activities - 7.66%
Aberdeen Asset Management PLC - ADR	6,099	40,284
Akbank TAS - ADR	14,570	63,671
Ally Financial, Inc.	28,504	553,548
Ameriprise Financial, Inc.	5,247	599,259
Australia and New Zealand Banking Group- ADR	4,773	100,567
Banco Bilbao Vizcaya Argentaria SA - ADR	200,128	1,232,788
Banco do Brasil SA - ADR	9,930	81,625
Banco Latinoamericano de Comercio Exterior SA - Class E (b)	31,639	901,079
Bank of America Corp.	89,056	1,880,863
Bank of China Ltd. - ADR	29,970	340,759
BBVA Banco Frances SA - ADR	198	3,455
Capital One Financial Corp.	7,446	625,762
China Construction Bank Corp. - ADR	54,969	819,588
Citigroup, Inc.	21,143	1,192,254
Citizens Financial Group, Inc.	14,088	472,089
Commerzbank AG - ADR	13,018	91,256
Commonwealth Bank of Australia - ADR	2,245	131,153
Credicorp Ltd. (b)	4,816	754,619
Credit Agricole SA - ADR	18,600	104,346
Danske Bank A/S - ADR	92,557	1,354,109
DBS Group Holdings Ltd. - ADR	1,743	85,093
Discover Financial Services	20,507	1,389,759
East West Bancorp, Inc.	9,491	454,429
Erste Group Bank AG - ADR	3,893	53,879
Fifth Third Bancorp	31,490	819,370
Flushing Financial Corp.	15,670	410,241
Great Western Bancorp, Inc.	15,835	633,400
Grupo Aval Acciones y Valores SA - ADR	9,783	74,155
Grupo Financiero Banorte SAB de CV - ADR	60,515	1,439,652
Grupo Financiero Galicia SA - ADR	832	22,622
H&R Block, Inc.	8,444	187,119
HDFC Bank Ltd. - ADR	3,032	195,625
Hope Bancorp, Inc.	30,304	603,050
Houlihan Lokey, Inc.	11,955	340,598
Huntington Bancshares, Inc.	31,747	395,568
ICICI Bank Ltd. - ADR	253,695	1,988,968
Independent Bank Corp.	5,860	381,486
Industrial & Commercial Bank of China Ltd. - ADR	21,867	267,652
ING Groep NV - ADR	86,397	1,172,407
Itau CorpBanca - ADR	2,405	29,365
JPMorgan Chase & Co.	38,457	3,083,097
Kasikornbank PCL - ADR	5,248	100,158
KeyCorp	28,632	495,620
Macquarie Group Ltd. - ADR	1,083	67,763
Malayan Banking Bhd - ADR	11,296	39,306
National Australia Bank Ltd. - ADR	5,320	57,030
Nordea Bank AB - ADR	130,152	1,358,136
Old National Bancorp	38,440	655,402
Prosperity Bancshares, Inc.	11,260	744,624
Provident Financial PLC - ADR	632	22,942
Regions Financial Corp.	38,950	527,383
Retrophin, Inc. (a)	20,040	410,219
Royal Bank of Canada (b)	27,610	1,789,680
Sberbank of Russia PJSC - ADR	17,886	180,380
Societe Generale SA - ADR	13,473	115,598
Standard Bank Group Ltd. - ADR	5,246	56,395
Sterling Bancorp	32,385	736,759
Sumitomo Mitsui Trust Holdings, Inc. - ADR	18,406	67,182

Suntrust Banks, Inc.	11,561	600,594
SVB Financial Group (a)	2,383	376,585
Svenska Handelsbanken AB - ADR	11,687	80,523
Swedbank AB - ADR	3,715	85,482
U.S. Bancorp	24,338	1,207,652
Umpqua Holdings Corp.	36,640	651,093
Webster Financial Corp.	13,615	675,440
Western Alliance Bancorp (a)	11,460	535,411
Western Union Co.	36,173	760,718
Westpac Banking Corp. - ADR	9,973	232,570
Woori Bank - ADR	4,033	124,660
WSFS Financial Corp.	10,365	442,067
Zions Bancorporation	12,376	492,441
		39,060,422
Crop Production - 0.01%
Cresud SACIF y A - ADR (a)	1,567	25,558
Data Processing, Hosting and Related Services - 2.05%
Capgemini SA - ADR	128,183	2,013,747
CDK Global, Inc.	7,895	455,542
DST Systems, Inc.	3,600	371,556
ExlService Holdings, Inc. (a)	12,445	591,884
First Data Corp. (a)	20,083	292,609
Fiserv, Inc. (a)	23,056	2,412,119
Hewlett Packard Enterprise Co.	64,733	1,540,645
InterXion Holding NV (a)(b)	10,325	352,702
MasterCard, Inc.	11,940	1,220,268
MSCI, Inc.	6,804	536,155
Visa, Inc.	8,830	682,736
		10,469,963
Educational Services - 0.05%
Kroton Educacional SA - ADR	19,386	78,126
New Oriental Education & Technology Group, Inc. - ADR (a)	1,800	90,306
TAL Education Group - ADR (a)	1,032	78,979
		247,411
Electrical Equipment, Appliance, and Component Manufacturing - 0.90%
ABB Ltd. - ADR	16,449	336,053
Corning, Inc.	41,163	989,147
Eaton Corp. PLC (b)	10,366	689,443
Emerson Electric Co.	13,821	780,057
Mitsubishi Electric Corp. - ADR	4,648	130,330
Nidec Corp. - ADR	3,774	85,557
SMC Corp. Japan - ADR	5,815	82,282
Spectrum Brands Holdings, Inc.	7,582	909,006
Valeo SA - ADR	3,840	107,174
Whirlpool Corp.	2,782	451,908
		4,560,957
Electronics and Appliance Stores - 0.04%
Best Buy Co., Inc.	4,995	228,272
Fabricated Metal Product Manufacturing - 0.57%
Assa Abloy AB - ADR	6,580	61,720
BAE Systems PLC - ADR	4,444	133,719
Barnes Group, Inc.	17,010	785,862
BWX Technologies, Inc.	16,050	628,518
Crown Holdings, Inc. (a)	5,792	315,026
GKN PLC - ADR	14,965	57,915
Luxfer Holdings PLC - ADR	6,846	77,771
NSK Ltd. - ADR	2,692	60,032
SKF AB - ADR	2,457	44,079
Stanley Black & Decker, Inc.	6,052	717,949
		2,882,591
Fishing, Hunting and Trapping - 0.01%
Marine Harvest ASA - ADR	4,005	71,649
Food and Beverage Stores - 0.74%
Carrefour SA - ADR	16,202	75,906
Casey's General Stores, Inc.	6,433	774,855
Cencosud SA - ADR	3,085	26,778
GrubHub, Inc. (a)	9,240	342,157
J Sainsbury PLC - ADR	5,228	60,985
Koninklijke Ahold Delhaize NV - ADR	70,688	1,386,545
Kroger Co.	20,373	658,048
Shoprite Holdings Ltd. - ADR	4,755	63,194
Sprouts Farmers Market, Inc. (a)	16,037	320,900

Wm Morrison Supermarkets PLC - ADR	5,793	78,379
		3,787,747
Food Manufacturing - 1.96%
Aryzta AG - ADR (a)	2,020	42,844
Blue Buffalo Pet Products, Inc. (a)	14,150	331,535
BRF SA - ADR	4,920	74,932
Campbell Soup Co.	11,135	633,470
Chr Hansen Holding A/S - ADR	2,182	60,376
ConAgra Foods, Inc.	9,800	359,562
General Mills, Inc.	17,066	1,040,002
Givaudan SA - ADR	5,647	200,779
Hormel Foods Corp.	14,093	482,544
Ingredion, Inc.	6,282	737,381
J&J Snack Foods Corp.	3,993	484,870
JM Smucker Co.	9,619	1,211,513
Lamb Weston Holdings, Inc. (a)	0	11
McCormick & Co, Inc.	9,735	887,832
Mondelez International, Inc.	7,050	290,742
Symrise AG - ADR	3,805	57,456
Tate & Lyle PLC - ADR	1,203	41,443
Tyson Foods, Inc.	15,153	860,842
Unilever NV (b)	35,986	1,433,323
WH Group Ltd. - ADR	7,584	124,301
WhiteWave Foods Co. (a)	8,557	471,405
Wilmar International Ltd. - ADR	6,039	148,861
		9,976,024
Food Services and Drinking Places - 1.40%
Bidvest Group Ltd. - ADR	3,979	91,835
Brinker International, Inc.	9,966	529,295
Cheesecake Factory, Inc.	6,850	405,315
Chuy's Holdings, Inc. (a)	7,390	231,677
Compass Group PLC - ADR	8,121	138,804
Darden Restaurants, Inc.	18,100	1,326,729
Del Frisco's Restaurant Group, Inc. (a)	24,795	426,474
Domino's Pizza, Inc.	2,500	420,100
Fiesta Restaurant Group, Inc. (a)	13,875	397,519
Jack in the Box, Inc.	6,530	679,251
Panera Bread Co. (a)	1,617	342,982
Popeyes Louisiana Kitchen, Inc. (a)	8,188	490,297
Sodexo SA - ADR	75,166	1,636,739
		7,117,017
Funds, Trusts, and Other Financial Vehicles - 0.05%
UBS Group AG (a)(b)	15,068	238,828
Furniture and Home Furnishings Stores - 0.43%
Bed Bath & Beyond, Inc.	10,959	491,073
Ryohin Keikaku Co. Ltd. - ADR	35,556	1,417,973
Williams-Sonoma, Inc.	5,450	298,551
		2,207,597
General Merchandise Stores - 0.62%
Dollar General Corp.	5,504	425,569
Five Below, Inc. (a)	6,805	267,845
Kingfisher PLC - ADR	8,375	74,119
Kohl's Corp.	6,390	343,974
METRO AG - ADR	12,145	71,777
Target Corp.	15,548	1,200,927
Wal-Mart Stores, Inc.	11,379	801,423
		3,185,634
Health and Personal Care Stores - 0.81%
Clicks Group Ltd. - ADR	3,884	67,620
CVS Health Corp.	12,388	952,513
Express Scripts Holding Co. (a)	20,396	1,547,649
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,155	299,723
Walgreens Boots Alliance, Inc.	14,829	1,256,461
		4,123,966
Heavy and Civil Engineering Construction - 0.30%
Granite Construction, Inc.	14,780	871,872
MYR Group, Inc. (a)	13,870	519,570
RWE AG - ADR	4,042	50,485
Vinci SA - ADR	6,644	107,500
		1,549,427
Hospitals - 0.21%
HCA Holdings, Inc. (a)	2,800	198,492

HealthSouth Corp.	10,405	433,576
Tenet Healthcare Corp. (a)	7,058	107,493
Universal Health Services, Inc.	2,600	319,852
		1,059,413
Insurance Carriers and Related Activities - 5.97%
Aegon NV (b)	16,881	86,093
Aetna, Inc.	4,814	629,864
Aflac, Inc.	10,622	758,198
Ageas - ADR	2,802	104,487
AIA Group Ltd. - ADR	47,017	1,147,685
Allstate Corp.	12,271	857,988
Anthem, Inc.	5,321	758,402
Aon PLC (b)	6,924	790,028
Arthur J. Gallagher & Co.	14,297	719,854
Assurant, Inc.	2,249	194,179
Berkshire Hathaway, Inc. (a)	11,086	1,745,379
Chubb Ltd. (b)	11,709	1,498,751
Cigna Corp.	3,678	495,574
Cincinnati Financial Corp.	4,846	371,882
CNinsure, Inc. - ADR (a)	16,793	159,534
Direct Line Insurance Group PLC - ADR	3,105	53,996
Essent Group Ltd. (a)(b)	17,750	541,730
Everest Re Group Ltd. (b)	1,551	326,563
FNF Group	9,855	314,769
Hartford Financial Services Group, Inc.	4,895	230,652
Humana, Inc.	1,962	417,200
Infinity Property & Casualty Corp.	4,970	428,663
Legal & General Group PLC - ADR	4,453	66,127
Lincoln National Corp.	8,149	522,351
Loews Corp.	16,460	734,939
Markel Corp. (a)	357	320,707
Marsh & McLennan Companies, Inc.	14,511	1,005,757
MetLife, Inc.	10,557	580,741
MS&AD Insurance Group Holdings Inc. - ADR	4,392	69,394
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	140,103	2,554,077
Ping An Insurance Group Co. of China Ltd. - ADR	118,216	1,316,926
Primerica, Inc.	10,720	757,904
Principal Financial Group, Inc.	9,862	568,939
Progressive Corp.	13,215	440,060
QBE Insurance Group Ltd. - ADR	12,586	104,967
RSA Insurance Group PLC - ADR	7,290	49,135
Sampo Oyj - ADR	38,431	846,251
Sanlam Ltd. - ADR	9,327	82,451
SCOR SE - ADR	19,186	61,875
Selective Insurance Group, Inc.	14,230	584,853
Swiss Re AG - ADR	11,086	254,091
T&D Holdings, Inc. - ADR	9,269	59,600
Tokio Marine Holdings, Inc. - ADR	33,053	1,448,548
Torchmark Corp.	8,442	591,700
Travelers Cos., Inc.	5,147	583,412
United Fire Group, Inc.	8,990	408,146
UnitedHealth Group, Inc.	15,943	2,524,095
Unum Group	11,854	501,069
Voya Financial, Inc.	13,936	541,692
XL Group Ltd. (b)	6,176	223,139
		30,434,417
Leather and Allied Product Manufacturing - 0.14%
Hermes International - ADR	1,888	78,125
Steven Madden Ltd. (a)	17,482	647,708
		725,833
Machinery Manufacturing - 2.35%
AAON, Inc.	27,763	913,403
Advantest Corp. - ADR	4,147	56,399
AIXTRON SE - ADR (a)	2,045	8,119
Alfa Laval AB - ADR	2,821	42,287
ASML Holding NV (b)	1,354	139,638
Atlas Copco AB - ADR	2,314	70,022
Brooks Automation, Inc.	24,465	398,780
Brunswick Corp.	19,961	1,000,446
Columbus McKinnon Corp.	15,298	402,643
Cummins, Inc.	3,689	523,026
Daikin Industries Ltd. - ADR	614	117,114

ESCO Technologies, Inc.	15,010	839,059
Esterline Technologies Corp. (a)	3,000	263,850
FMC Technologies, Inc. (a)	22,401	767,458
Fortive Corp.	2,749	151,168
FUJIFILM Holdings Corp. - ADR	2,461	92,829
II-VI, Inc. (a)	5,285	159,607
Ingersoll-Rand PLC (b)	9,987	744,431
Kadant, Inc.	11,555	723,343
Komatsu Ltd. - ADR	4,827	113,531
Kone OYJ - ADR	3,935	86,255
Lam Research Corp.	8,844	937,641
Makita Corp. - ADR	1,105	75,925
Nikon Corp. - ADR	6,066	90,262
Sandvik AB - ADR	4,305	50,842
Snap-on, Inc.	3,457	578,010
Techtronic Industries Co. Ltd. - ADR	88,666	1,711,697
THK Co. Ltd. - ADR	4,027	44,055
Vestas Wind Systems A/S - ADR	2,706	59,261
Weichai Power Co. Ltd. - ADR	10,534	134,730
Xylem, Inc.	12,940	667,445
		11,963,276
Management of Companies and Enterprises - 0.57%
AES Corp.	34,518	395,231
American Equity Invesment Life Holding Co.	24,745	512,964
BOC Hong Kong Holdings Ltd. - ADR	875	65,594
Bryn Mawr Bank Corp.	5,585	205,528
Bunzl PLC - ADR	2,668	68,621
Cardinal Financial Corp.	16,920	541,271
City Holding Co.	11,908	732,104
CoBiz Financial, Inc.	20,395	308,576
Kitov Pharmaceuticals Holdings Ltd. - ADR (a)	14,024	46,279
Park24 Co. Ltd. - ADR	692	20,103
Sky Solar Holdings Ltd. - ADR (a)	10,779	26,409
		2,922,680
Merchant Wholesalers, Durable Goods - 2.29%
Anixter International, Inc. (a)	6,810	532,202
Applied Industrial Technologies, Inc.	9,895	592,216
Avnet, Inc.	20,314	932,209
Cie Generale des Etablissements Michelin - ADR	64,636	1,379,978
Continental Building Products, Inc. (a)	28,340	634,816
Fitbit, Inc. (a)	13,877	116,012
HD Supply Holdings, Inc. (a)	9,500	372,780
Henry Schein, Inc. (a)	4,063	605,225
Honeywell International, Inc.	2,061	234,830
Huntington Ingalls Industries, Inc.	2,036	363,955
KLA-Tencor Corp.	10,649	850,216
Leggett & Platt, Inc.	9,958	478,581
Marubeni Corp. - ADR	1,579	88,235
O'Reilly Automotive, Inc. (a)	3,580	982,710
Reliance Steel & Aluminum Co.	4,559	369,735
Safran SA - ADR	81,755	1,401,280
TE Connectivity Ltd. (b)	11,006	744,445
United Tractors Tbk PT - ADR	3,022	93,289
Weibo Corp. - ADR (a)	955	49,001
WestRock Co.	15,134	774,861
Wolseley PLC - ADR	14,305	82,683
		11,679,259
Merchant Wholesalers, Nondurable Goods - 1.23%
Acuity Brands, Inc.	1,528	384,154
Cardinal Health, Inc.	7,174	509,426
Danone SA - ADR	9,562	119,449
KOC Holding AS - ADR	57,591	1,039,518
Orkla ASA - ADR	3,385	30,093
Procter & Gamble Co.	37,060	3,055,968
Suntory Beverage & Food Ltd. - ADR	1,799	38,822
Sysco Corp.	20,922	1,114,096
		6,291,526
Mining (except Oil and Gas) - 1.08%
Anglo American PLC - ADR (a)	19,931	151,077
AngloGold Ashanti Ltd. - ADR (a)	3,771	41,255
Barrick Gold Corp. (b)	19,254	289,195
BHP Billiton Ltd. - ADR	69,731	2,617,703

China Shenhua Energy Co. Ltd. - ADR	19,024	155,236
Cia de Minas Buenaventura SAA - ADR	3,825	42,725
DRDGOLD Ltd. - ADR	16,652	75,101
Glencore PLC - ADR (a)	28,112	194,957
Gold Fields Ltd. - ADR	12,848	39,443
Harmony Gold Mining Co. Ltd. - ADR	24,818	56,585
Martin Marietta Materials, Inc.	1,239	271,899
Newcrest Mining Ltd. - ADR	5,470	77,537
Newmont Mining Corp.	7,026	227,923
Potash Corp. of Saskatchewan, Inc. (b)	52,838	963,236
Randgold Resources Ltd. - ADR	889	63,901
Sibanye Gold Ltd. - ADR	4,004	33,273
Vedanta Ltd. - ADR	5,926	79,408
Yanzhou Coal Mining Co. Ltd. - ADR	15,810	110,670
		5,491,124
Miscellaneous Manufacturing - 1.90%
Advanced Accelerator Applications SA - ADR (a)	510	14,918
Ansell Ltd. - ADR	905	60,716
Baxter International, Inc.	24,726	1,097,093
Cie Financiere Richemont SA - ADR	16,199	104,484
CONMED Corp.	13,355	582,011
CryoLife, Inc. (a)	24,447	480,384
DENTSPLY SIRONA, Inc.	7,893	459,215
Edwards Lifesciences Corp. (a)	7,698	637,779
Estee Lauder Cos., Inc.	6,500	505,050
Getinge AB - ADR	1,035	15,742
Hasbro, Inc.	3,708	316,626
Intuitive Surgical, Inc. (a)	1,291	831,068
Luxottica Group SpA - ADR	714	37,235
Mattel, Inc.	7,942	250,729
Merit Medical Systems, Inc. (a)	22,475	529,286
Smith & Nephew PLC - ADR	52,997	1,508,825
Smiths Group PLC - ADR	4,002	71,556
Teleflex, Inc.	3,240	479,293
Textron, Inc.	15,799	727,228
Wright Medical Group NV (a)(b)	15,530	357,811
Zimmer Biomet Holdings, Inc.	5,896	600,567
		9,667,616
Motion Picture and Sound Recording Industries - 0.30%
Time Warner, Inc.	16,434	1,508,970
Motor Vehicle and Parts Dealers - 0.09%
Malibu Boats, Inc. (a)	25,865	470,743
Nonmetallic Mineral Product Manufacturing - 0.58%
Cemex SAB de CV - ADR (a)	14,384	112,339
Cie de Saint-Gobain - ADR	9,562	82,520
CRH PLC - ADR	53,880	1,783,967
Eagle Materials, Inc.	3,566	346,615
HeidelbergCement AG - ADR	5,581	99,677
James Hardie Industries PLC - ADR	5,513	85,893
Owens Corning	6,469	332,377
Semen Indonesia Persero Tbk PT - ADR	8,370	109,563
		2,952,951
Nonstore Retailers - 0.55%
Acorn International, Inc. - ADR (a)	6,413	50,727
Amazon.com, Inc. (a)	2,050	1,538,669
ASOS PLC - ADR (a)	859	53,971
Baozun, Inc. - ADR (a)	801	12,087
eBay, Inc. (a)	37,721	1,049,021
MonotaRO Co. Ltd. - ADR	1,285	27,756
Zalando SE - ADR (a)	2,812	52,472
		2,784,703
Oil and Gas Extraction - 2.05%
Akzo Nobel NV - ADR	3,710	76,723
Cabot Oil & Gas Corp.	13,499	298,598
Canadian Natural Resources Ltd. (b)	16,243	548,526
Carrizo Oil & Gas, Inc. (a)	16,605	703,056
Centrica PLC - ADR	6,166	64,835
Diamondback Energy, Inc. (a)	9,235	995,995
EOG Resources, Inc.	3,264	334,625
Gulfport Energy Corp. (a)	9,688	248,885
Helmerich & Payne, Inc.	7,494	566,921
Inpex Corp. - ADR	6,314	63,077

Lukoil PJSC - ADR	6,927	340,878
Minerals Technologies, Inc.	10,755	871,155
Newfield Exploration Co. (a)	5,220	236,048
Occidental Petroleum Corp.	4,055	289,365
Parsley Energy, Inc. (a)	11,871	452,879
PDC Energy, Inc. (a)	7,510	559,120
Petroleo Brasileiro SA - ADR (a)	8,260	89,786
Phillips 66	8,303	689,813
QEP Resources, Inc. (a)	16,909	332,431
Rice Energy, Inc. (a)	8,878	216,179
RSP Permian, Inc. (a)	11,845	528,879
Sasol Ltd. - ADR	4,357	116,158
TOTAL SA - ADR	23,141	1,102,900
Whiting Petroleum Corp. (a)	31,441	384,209
WPX Energy, Inc. (a)	23,107	359,083
		10,470,124
Other Information Services - 2.35%
Alibaba Group Holding Ltd. - ADR (a)	20,984	1,972,916
Alphabet, Inc. - Class A (a)	3,329	2,582,905
Alphabet, Inc. - Class C (a)	2,331	1,766,991
Changyou.com Ltd. - ADR (a)	1,966	47,440
Facebook, Inc. (a)	14,190	1,680,380
Liberty Global PLC (a)(b)	4,891	148,931
Liberty Global PLC- LiLAC (a)(b)	6,792	143,787
NetEase, Inc. - ADR	7,404	1,659,236
Phoenix New Media Ltd. - ADR (a)	46,674	180,162
VeriSign, Inc. (a)	17,906	1,411,888
Yelp, Inc. (a)	5,831	216,913
YY, Inc. - ADR (a)	3,345	144,738
		11,956,287
Paper Manufacturing - 0.50%
Bemis Co., Inc.	2,754	137,893
Boise Cascade Co. (a)	14,945	340,746
Kimberly-Clark Corp.	8,939	1,033,438
Kimberly-Clark de Mexico SAB de CV - ADR	5,180	45,299
Neenah Paper, Inc. (a)	8,620	731,838
Nitto Denko Corp. - ADR	1,445	50,864
Smurfit Kappa Group PLC - ADR	1,584	35,703
Unicharm Corp. - ADR	10,628	45,275
UPM-Kymmene OYJ - ADR	5,207	119,292
		2,540,348
Personal and Laundry Services - 0.11%
Shutterfly, Inc. (a)	10,950	554,837
Petroleum and Coal Products Manufacturing - 3.21%
BP PLC - ADR	50,157	1,755,997
Chevron Corp.	31,997	3,569,585
China Petroleum & Chemical Corp. - ADR	4,230	305,406
Exxon Mobil Corp.	43,625	3,808,463
HollyFrontier Corp.	8,677	249,637
Marathon Oil Corp.	26,229	473,696
Marathon Petroleum Corp.	19,970	938,989
Norsk Hydro ASA - ADR	9,153	43,111
PBF Energy, Inc.	8,625	206,914
Royal Dutch Shell PLC - ADR	75,470	3,856,516
Statoil ASA - ADR	7,749	134,833
Tesoro Corp.	3,964	322,471
Valero Energy Corp.	10,960	674,698
		16,340,316
Pipeline Transportation - 0.12%
National Grid PLC - ADR	3,590	204,881
South Jersey Indsustries, Inc.	12,315	406,395
		611,276
Plastics and Rubber Products Manufacturing - 0.70%
Berry Plastics Group, Inc. (a)	5,116	254,623
Bridgestone Corp. - ADR	6,821	130,622
Continental AG - ADR	28,056	993,744
Goodyear Tire & Rubber Co.	11,931	366,162
Illinois Tool Works, Inc.	12,865	1,610,441
Sealed Air Corp.	5,092	232,195
		3,587,787
Postal Service - 0.03%
Deutsche Post AG - ADR	3,448	107,646

Royal Mail PLC - ADR	4,968	58,722
		166,368
Primary Metal Manufacturing - 0.69%
ArcelorMittal SA (b)	10,564	79,969
Johnson Matthey PLC - ADR	751	60,110
Kaiser Aluminum Corp.	6,315	520,293
Nippon Steel & Sumitomo Metal Corp. - ADR	3,777	82,376
Nucor Corp.	13,492	839,068
POSCO - ADR	3,286	175,571
Steel Dynamics, Inc.	15,806	560,797
Tenaris SA - ADR	2,732	87,998
Ternium SA - ADR	3,390	83,021
United States Steel Corp.	8,122	262,665
Worthington Industries, Inc.	13,830	778,353
		3,530,221
Printing and Related Support Activities - 0.09%
Avery Dennison Corp.	4,952	356,841
Dai Nippon Printing Co. Ltd. - ADR	9,458	90,608
		447,449
Professional, Scientific, and Technical Services - 5.36%
51job, Inc. - ADR (a)	4,210	148,907
Accenture PLC (b)	13,990	1,670,826
Adecco Group AG - ADR	1,984	61,068
Amadeus IT Group SA - ADR	2,348	106,036
Amdocs Ltd. (b)	16,252	958,380
Amec Foster Wheeler PLC - ADR	8,439	46,077
Amgen, Inc.	18,846	2,715,143
Atos SE - ADR	3,725	76,698
Baidu, Inc. - ADR (a)	7,156	1,194,694
Biogen, Inc. (a)	2,627	772,522
Broadridge Financial Solutions, Inc.	15,941	1,032,020
Callidus Software, Inc. (a)	25,590	401,763
CDW Corp.	15,648	801,804
Cellectis SA - ADR (a)	510	8,599
Cerner Corp. (a)	7,045	350,700
Charles River Labratories International, Inc. (a)	3,450	245,295
China Finance Online Co. Ltd. - ADR (a)	12,242	51,049
China Techfaith Wireless Communication Technology Ltd. - ADR (a)	14,762	33,657
Computer Sciences Corp.	11,426	692,758
Convergys Corp.	23,920	618,810
FactSet Research Systems, Inc.	3,661	586,382
GEA Group AG - ADR	1,883	69,935
Global Logistic Properties Ltd. - ADR	6,449	91,511
Grana y Montero SAA - ADR	1,414	9,092
Groupon, Inc. (a)	23,838	94,637
ICON PLC (a)(b)	6,740	509,814
Imperial Holdings Ltd. - ADR	4,045	48,945
Industria de Diseno Textil SA - ADR	5,179	88,250
Infosys Ltd. - ADR	128,677	1,863,243
International Business Machines Corp.	2,435	395,006
Interpublic Group of Cos., Inc.	43,488	1,046,756
Jacobs Engineering Group, Inc. (a)	2,188	135,678
Jardine Matheson Holdings Ltd. - ADR	3,628	193,336
JGC Corp. - ADR	2,668	90,258
KEYW Holding Corp. (a)	26,670	334,175
Leidos Holdings, Inc.	19,001	972,851
Naspers Ltd. - ADR	20,894	307,351
National CineMedia, Inc.	25,875	396,923
Nice Ltd. - ADR	1,622	106,711
Omnicom Group, Inc.	13,735	1,194,120
Pandora A/S - ADR	95,972	2,841,731
Proofpoint, Inc. (a)	8,920	686,929
Publicis Groupe SA - ADR	4,087	66,046
Quintiles IMS Holdings, Inc. (a)	12,678	974,051
Santen Pharmaceutical Co. Ltd. - ADR	2,179	26,943
SGS SA - ADR	8,745	175,250
Synaptics, Inc. (a)	9,675	528,062
Telia Co. AB - ADR	6,364	47,221
Tetra Tech, Inc.	16,030	686,886
Waters Corp. (a)	5,511	741,615
		27,296,514

Publishing Industries (except Internet) - 2.74%
CA, Inc.	30,858	986,222
Citrix Systems, Inc. (a)	16,623	1,441,712
Dassault Systemes - ADR	799	60,764
Electronic Arts, Inc. (a)	8,050	637,882
Informa PLC - ADR	3,100	49,941
Intuit, Inc.	7,239	822,930
Microsoft Corp.	39,866	2,402,324
MiX Telematics Ltd. - ADR	18,446	107,171
News Corp.	37,268	430,818
NQ Mobile, Inc. - ADR (a)	7,669	28,759
Oracle Corp.	16,772	674,067
Pearson PLC - ADR	6,345	62,625
PTC, Inc. (a)	15,356	747,991
Red Hat, Inc. (a)	4,000	316,440
RELX NV - ADR	142,767	2,287,128
RELX PLC - ADR	7,705	133,605
Square, Inc. (a)	17,921	231,898
Symantec Corp.	31,018	756,529
Synopsys, Inc. (a)	18,361	1,110,473
TEGNA, Inc.	20,823	467,060
Trend Micro, Inc. - ADR (a)	1,275	46,321
Tyler Technologies, Inc. (a)	615	91,574
Wolters Kluwer NV - ADR	2,261	81,373
		13,975,607
Rail Transportation - 0.63%
Canadian National Railway Co. (b)	20,061	1,340,676
East Japan Railway Co. - ADR	86,338	1,237,742
Guangshen Railway Co. Ltd. - ADR	3,988	105,363
Norfolk Southern Corp.	4,674	497,594
West Japan Railway Co. - ADR	710	44,155
		3,225,530
Real Estate - 0.17%
Hang Lung Properties Ltd. - ADR	77,931	885,686
Rental and Leasing Services - 0.19%
Ashtead Group PLC - ADR	1,098	87,017
Brambles Ltd. - ADR	7,425	129,491
Fly Leasing Ltd. - ADR (a)	9,169	126,716
Hertz Global Holdings, Inc. (a)	3,974	100,065
Localiza Rent a Car SA - ADR	7,236	71,564
Ryder System, Inc.	5,800	454,140
		968,993
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.21%
Affiliated Managers Group, Inc. (a)	4,790	709,399
Aramark	13,610	468,320
Daiwa Securities Group, Inc. - ADR	10,995	67,289
Evercore Partners, Inc.	7,615	513,251
First Pacific Co. Ltd. - ADR	34,960	121,311
Franklin Resources, Inc.	18,262	716,966
Goldman Sachs Group, Inc.	3,708	813,127
Hong Kong Exchanges & Clearing Ltd. - ADR	7,640	200,932
Indivior PLC - ADR	2,553	52,234
Keppel Corp Ltd. - ADR	7,456	57,262
Lazard Ltd. (b)	8,632	335,353
Leju Holdings Ltd. - ADR (a)	8,726	35,777
Man Group PLC - ADR	24,196	33,632
MarketAxess Holdings, Inc.	2,178	361,047
NASDAQ, Inc.	3,578	229,314
Nomura Holdings, Inc. - ADR	296,098	1,619,657
ORIX Corp. - ADR	1,221	96,972
Q2 Holdings, Inc. (a)	8,580	253,110
Rakuten, Inc. - ADR (a)	127,393	1,286,669
Raymond James Financial, Inc.	6,309	453,869
S&P Global, Inc.	5,631	670,033
SEI Investments Co.	7,988	376,874
Stifel Financial Corp. (a)	11,470	571,780
T Rowe Price Group, Inc.	10,743	795,627
Vantiv, Inc. (a)	4,850	273,686
WPP PLC - ADR	1,485	157,766
		11,271,257
Support Activities for Agriculture and Forestry - 0.04%
Fibria Celulose SA - ADR	22,654	206,152

Support Activities for Mining - 0.54%
Antero Resources Corp. (a)	12,404	303,774
ConocoPhillips	12,332	598,349
Gazprom PJSC - ADR	61,805	286,775
Oceaneering International, Inc.	13,859	369,342
Pioneer Energy Services Corp. (a)	14,140	70,700
South32 Ltd. - ADR	9,635	97,073
Subsea 7 SA - ADR (a)	11,453	134,802
Superior Energy Services, Inc. (a)	12,210	210,500
Synergy Resources Corp. (a)	44,395	421,309
Technip SA - ADR	7,633	131,669
Wesfarmers Ltd. - ADR	6,539	101,616
YPF SA - ADR	658	11,179
		2,737,088
Support Activities for Transportation - 0.25%
Expeditors International of Washington, Inc.	6,036	318,339
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,522	95,029
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1,262	107,434
Japan Airlines Co. Ltd. - ADR (a)	3,673	54,801
XPO Logistics, Inc. (a)	15,550	692,441
		1,268,044
Telecommunications - 3.20%
America Movil SAB de CV - ADR	10,252	124,152
AT&T, Inc.	86,879	3,356,135
ATN International, Inc.	6,355	459,530
Bezeq The Israeli Telecommunication Corp. Ltd. - ADR	1,050	9,572
CenturyLink, Inc.	20,940	492,509
China Mobile Ltd. - ADR	8,914	487,507
China Telecom Corp. Ltd. - ADR	3,218	157,264
China Unicom Hong Kong Ltd. - ADR	13,441	161,695
Deutsche Telekom AG - ADR	10,921	170,804
Eutelsat Communications SA - ADR	7,807	33,960
j2 Global, Inc.	9,520	699,815
KDDI Corp. - ADR	13,372	175,708
KongZhong Corp. - ADR (a)	14,900	99,234
Koninklijke KPN NV - ADR	18,206	51,796
KT Corp. - ADR (a)	13,161	182,543
Mobile TeleSystems PJSC - ADR	11,938	93,475
MTN Group Ltd. - ADR	5,970	47,491
Nippon Telegraph & Telephone Corp. - ADR	43,404	1,745,275
Orange SA - ADR	7,778	111,070
PLDT, Inc. - ADR	1,551	41,086
Singapore Telecommunications Ltd. - ADR	2,422	64,038
SoftBank Group Corp. - ADR	50,650	1,516,968
Spark New Zealand Ltd. - ADR	1,151	14,825
Swisscom AG - ADR	3,784	161,482
Telecom Argentina SA - ADR	860	15,480
Telecom Italia SpA/Milano - ADR	7,282	45,148
Telecom Italia SpA/Milano - ADR (a)	5,076	37,968
Telekomunikasi Indonesia Persero Tbk PT - ADR	65,590	1,843,079
Telstra Corp. Ltd. - ADR	5,243	97,950
Tencent Holdings Ltd. - ADR	87,900	2,192,226
T-Mobile US, Inc. (a)	12,634	684,889
Turkcell Iletisim Hizmetleri AS - ADR (a)	11,848	78,197
Verizon Communications, Inc.	15,710	783,929
VimpelCom Ltd. - ADR	563	1,892
Yahoo Japan Corp. - ADR	7,109	51,860
		16,290,552
Transit and Ground Passenger Transportation - 0.03%
Central Japan Railway Co. - ADR	8,344	137,843
Transportation Equipment Manufacturing - 3.83%
Airbus Group SE - ADR	100,190	1,596,027
Astra International, Tbk PT - ADR	123,579	1,396,443
Bayerische Motoren Werke AG - ADR (a)	4,326	122,361
Boeing Co.	6,650	1,001,224
BorgWarner, Inc.	7,106	252,974
Denso Corp. - ADR	4,412	97,902
Elbit Systems Ltd. (b)	9,254	934,654
Federal Signal Corp.	23,890	377,462
Fuji Heavy Industries Ltd. - ADR	6,388	132,870
General Dynamics Corp.	4,428	776,450
General Motors Co.	24,504	846,123
Gentex Corp.	27,585	510,047

Great Wall Motor Co. Ltd. - ADR	10,209	96,475
Honda Motor Co. Ltd. - ADR	49,185	1,462,762
Isuzu Motors Ltd. - ADR	6,277	74,885
Kawasaki Heavy Industries Ltd. - ADR	5,578	72,068
KLX, Inc. (a)	12,535	488,740
Lear Corp.	9,416	1,219,466
Lennox International, Inc.	4,900	728,483
Leonardo-Finmeccanica SpA - ADR (a)	8,860	57,324
Mazda Motor Corp. - ADR (a)	8,094	66,290
Nissan Motor Co., Ltd. - ADR	85,942	1,630,319
Renault SA - ADR	5,494	86,476
Spirit AeroSystems Holdings, Inc.	13,405	780,841
Tata Motor Ltd. - ADR	45,547	1,506,239
Tenneco, Inc. (a)	12,595	742,475
Thor Industries, Inc.	6,090	612,471
TransDigm Group, Inc. (a)	1,440	362,059
United Technologies Corp.	5,988	645,027
Visteon Corp. (a)	9,933	781,429
Volkswagen AG - ADR	1,487	40,640
		19,499,006
Truck Transportation - 0.20%
JB Hunt Transport Services, Inc.	5,786	551,811
Swift Transportation Co. (a)	18,820	469,935
		1,021,746
Utilities - 2.70%
AGL Energy Ltd. - ADR	5,624	86,975
Ameren Corp.	10,143	498,224
American Electric Power Co., Inc.	9,159	540,839
American Water Works Co. Inc.	6,490	470,330
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	12,376	108,909
CLP Holdings Ltd. - ADR	11,049	107,231
CMS Energy Corp.	9,015	362,583
CPFL Energia SA - ADR	6,090	87,392
E.ON SE - ADR	6,586	43,665
EDP Energias de Portugal SA - ADR	1,769	51,018
Électricité de France SA - ADR	22,878	47,357
Enel Chile SA - ADR	15,423	72,642
Enel Generacion Chile SA - ADR	384	7,181
Enel SpA - ADR	34,740	138,439
Energen Corp. (a)	4,164	258,459
Entergy Corp.	4,717	324,199
EQT Corp.	4,055	284,174
Eversource Energy	6,711	346,422
FirstEnergy Corp.	9,900	309,771
Gas Natural SDG SA - ADR	25,155	84,647
Great Plains Energy, Inc.	14,520	383,183
Hong Kong & China Gas Co. Ltd. - ADR	24,936	47,877
Huaneng Power International, Inc. - ADR	5,966	148,673
Iberdrola SA - ADR	5,383	128,708
Korea Electric Power Corp. - ADR (a)	79,148	1,566,339
Linde AG - ADR	72,482	1,214,791
NiSource, Inc.	10,150	222,691
NorthWestern Corp.	10,950	614,295
NRG Energy, Inc.	21,721	246,316
ONEOK, Inc.	8,799	483,330
Pinnacle West Capital Corp.	6,127	452,969
Power Assets Holdings Ltd. - ADR	5,243	50,647
Public Service Enterprise Group, Inc.	9,910	409,382
Red Electrica Corp SA - ADR	7,402	65,323
Siemens AG - ADR	2,763	311,141
Spectra Energy Corp.	17,431	713,799
Spire, Inc.	8,420	543,427
SSE PLC - ADR	5,786	106,202
Suez - ADR	5,659	39,189
Tenaga Nasional Bhd - ADR	9,527	121,183
Terna Rete Elettrica Nazionale SpA - ADR	5,943	76,992
Tokyo Gas Co. Ltd. - ADR	4,873	86,301
UGI Corp.	13,656	611,789
Ultrapar Participacoes SA - ADR	4,258	86,395
United Utilities Group PLC - ADR	2,744	61,685
WEC Energy Group, Inc.	5,747	321,889
Xcel Energy, Inc.	11,258	439,175
		13,784,148

Waste Management and Remediation Services - 0.29%
Republic Sevices, Inc.	8,229	456,627
US Ecology, Inc.	9,620	446,849
Veolia Environnement SA - ADR	2,689	46,291
Waste Management, Inc.	7,866	546,845
		1,496,612
Water Transportation - 0.33%
AP Moeller - Maersk A/S - ADR	11,509	76,420
Carnival Corp. (b)	8,250	424,133
Carnival PLC - ADR	22,706	1,158,687
		1,659,240
Wholesale Electronic Markets and Agents and Brokers - 0.12%
Genuine Parts Co.	6,574	632,616
Wood Product Manufacturing - 0.17%
Leucadia National Corp.	25,405	559,418
Masco Corp.	9,580	303,207
		862,625
TOTAL COMMON STOCKS (Cost $433,412,568)		480,011,629

PREFERRED STOCKS - 0.95%
Administration of Economic Programs - 0.02%
Centrais Electricas Brasileiras SA - ADR (a)	12,103	98,276
Chemical Manufacturing - 0.31%
Braskem SA - ADR	9,106	148,519
Henkel AG & Co. KGaA - ADR	12,552	1,451,011
		1,599,530
Credit Intermediation and Related Activities - 0.49%
Banco Bradesco SA - ADR	13,263	114,725
Itau Unibanco Holding SA - ADR	231,767	2,396,471
		2,511,196
Machinery Manufacturing - 0.01%
FUCHS PETROLUB SE - ADR	4,379	43,221
Oil and Gas Extraction - 0.04%
Petroleo Brasileiro SA - ADR (a)	11,704	109,783
Surgutneftegas OJSC - ADR	20,354	97,089
		206,872
Primary Metal Manufacturing - 0.03%
Gerdau SA - ADR	31,644	127,842
Telecommunications - 0.03%
Nortel Inversora SA - ADR	1,623	38,319
Telefonica Brasil SA - ADR	7,983	104,178
		142,497
Transportation Equipment Manufacturing - 0.01%
Porsche Automobil Holding SE - ADR	8,429	42,145
Utilities - 0.01%
Cia Paranaense de Energia - ADR	8,891	75,751
TOTAL PREFERRED STOCKS (Cost $4,602,794)		4,847,330

EXCHANGE-TRADED FUNDS - 1.03%
iShares MSCI EAFE ETF	7,800	442,962
iShares Russell 1000 ETF	35,612	4,374,578
Vanguard FTSE Emerging Markets ETF	11,800	427,396
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,153,029)		5,244,936

REAL ESTATE INVESTMENT TRUSTS - 2.48%
American Campus Communities, Inc.	5,797	273,097
American Homes 4 Rent	26,464	557,596
Apartment Investment & Management Co.	9,365	394,267
AvalonBay Communities, Inc.	2,416	397,408
Boston Properties, Inc.	4,048	501,466
Communications Sales & Leasing, Inc.	11,436	285,099
Digital Realty Trust, Inc.	3,924	362,303
EastGroup Properties, Inc.	7,005	478,512
EPR Properties	1,335	92,836
Equinix, Inc.	1,154	390,929
Essex Property Trust, Inc.	1,856	400,748
Federal Realty Investment Trust	2,901	407,358
First Industrial Realty Trust, Inc.	18,500	489,325
Gaming and Leisure Properties, Inc.	9,275	282,980
Gramercy Property Trust	72,935	637,452
Kimco Realty Corp.	13,618	347,804

Kite Realty Group Trust	21,888	526,406
LaSalle Hotel Properties	16,965	476,208
Life Storage, Inc.	1,445	117,377
Macerich Co.	3,229	219,217
Mack-Cali Realty Corp.	20,515	554,931
Mid-America Apartment Communities, Inc.	4,001	366,612
NorthStar Realty Finance Corp.	13,319	201,650
Omega Healthcare Investors, Inc.	7,701	226,871
Pebblebrook Hotel Trust	16,230	466,775
Prologis, Inc.	10,873	553,436
Public Storage	2,231	466,948
Ramco-Gershenson Properties Trust	31,395	532,773
Realty Income Corp.	5,891	326,597
SL Green Realty Corp.	4,323	455,471
Starwood Property Trust, Inc.	22,164	498,025
Ventas, Inc.	5,555	335,633
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,946,033)		12,624,110

SHORT-TERM INVESTMENTS - 1.10%
Fidelity Institutional Government Portfolio, Class I, 0.280% (c)	5,623,966	5,623,966
TOTAL SHORT-TERM INVESTMENTS (Cost $5,623,966)		5,623,966

Total Investments (Cost $461,738,390) - 99.73%		508,351,971
Other Assets in Excess of Liabilities - 0.27%		1,351,339
TOTAL NET ASSETS - 100.00%		$509,703,310

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown represents the 7-day yield at November 30, 2016.

Abbreviations
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$283,246,053	$461,738,390
Gross unrealized appreciation - Futures	134,840	-
Gross unrealized appreciation - Investments	2,288,589	63,149,124
Gross unrealized depreciation - Futures	(27,851)	-
Gross unrealized depreciation - Investments	(5,530,172)	(16,535,543)
Net unrealized appreciation	$(3,134,594)	$46,613,581

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2016.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$32,153,426	$-	$32,153,426
Corporate Bonds	-	68,419,167	-	68,419,167
Foreign Corporate Bonds	-	16,446,552	-	16,446,552
Foreign Government Agency Issues	-	2,184,954	-	2,184,954
Mortgage Backed Securities	-	58,186,314	-	58,186,314
Municipal Bonds	-	2,173,319	-	2,173,319
U.S. Government Agency Issues	-	2,299,834	-	2,299,834
U.S. Government Notes/Bonds	-	62,415,413	-	62,415,413
Purchased Options	6,641	-	-	6,641
U.S. Treasury Bill	-	20,341,623	-	20,341,623
Total Fixed Income Securities	6,641	264,620,602	-	264,627,243
Short-Term Investments	15,377,227	-	-	15,377,227
Total Investments in Securities	$15,383,868	$264,620,602	$-	$280,004,470

Other Financial Instruments:
Futures Contracts*	106,989	-	-	106,989
Total Other Financial Instruments	$106,989	$-	$-	$106,989

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $134,840 and unrealized depreciation of $27,851.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$479,655,430	$356,199	$-	$480,011,629
Exchange-Traded Funds	5,244,936	-	-	5,244,936
Preferred Stocks	4,847,330	-	-	4,847,330
Real Estate Investment Trusts	12,624,110	-	-	12,624,110
Total Equity	502,371,806	356,199	-	502,728,005
Short-Term Investments	5,623,966	-	-	5,623,966
Total Investments in Securities	$507,995,772	$356,199	$-	$508,351,971

The Fund recognizes transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Fund.

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period.  For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2016 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$134,840	Assets- Unrealized depreciation*	27,851
Total		$134,840		$27,851

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2016 through November 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$(475,364)	$14,433	$-	$(460,931)
Foreign Exchange Contracts	-	-	13,071	13,071
Total	$(475,364)	$14,433	$13,071	$(447,860)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$250,454	$(12,776)	$-	$237,678
Foreign Exchange Contracts	-	-	(10,522)	(10,522)
Total	$250,454	$(12,776)	$(10,522)	$227,156

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel, President

Date  January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 24, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   January 24, 2017

* Print the name and title of each signing officer under his or her signature.